UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2015

VP Balanced - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.5%
Aerospace and Defense — 2.7%
Boeing Co. (The)	4,470	670,858
Honeywell International, Inc.	9,247	964,555
Lockheed Martin Corp.	4,636	940,922
Teledyne Technologies, Inc.(1)	571	60,943
United Technologies Corp.	6,820	799,304
		3,436,582
Air Freight and Logistics — 0.3%
FedEx Corp.	2,052	339,504
United Parcel Service, Inc., Class B	1,131	109,639
		449,143
Airlines — 0.7%
Southwest Airlines Co.	19,738	874,393
Auto Components — 0.6%
Delphi Automotive plc	1,201	95,768
Magna International, Inc.	11,948	641,129
		736,897
Banks — 2.5%
Bank of America Corp.	60,467	930,587
Citigroup, Inc.	15,775	812,728
JPMorgan Chase & Co.	15,989	968,614
Wells Fargo & Co.	8,566	465,990
		3,177,919
Beverages — 1.0%
Coca-Cola Co. (The)	1,176	47,687
Dr Pepper Snapple Group, Inc.	8,329	653,660
PepsiCo, Inc.	5,898	563,967
		1,265,314
Biotechnology — 3.2%
Amgen, Inc.	7,680	1,227,648
Biogen Idec, Inc.(1)	2,519	1,063,622
Celgene Corp.(1)	7,300	841,544
Gilead Sciences, Inc.(1)	10,852	1,064,907
		4,197,721
Capital Markets — 1.4%
Ameriprise Financial, Inc.	4,941	646,480
Franklin Resources, Inc.	12,668	650,122
T. Rowe Price Group, Inc.	1,674	135,561
Waddell & Reed Financial, Inc., Class A	6,652	329,540
		1,761,703
Chemicals — 2.2%
Cabot Corp.	8,191	368,595
Dow Chemical Co. (The)	17,252	827,751

E.I. du Pont de Nemours & Co.	12,016	858,784
LyondellBasell Industries NV, Class A	9,019	791,868
		2,846,998
Commercial Services and Supplies — 0.1%
Waste Management, Inc.	1,377	74,675
Communications Equipment — 1.8%
Cisco Systems, Inc.	44,306	1,219,523
QUALCOMM, Inc.	15,681	1,087,320
		2,306,843
Consumer Finance — 0.1%
Cash America International, Inc.	6,590	153,547
Containers and Packaging — 0.3%
Ball Corp.	1,365	96,423
Sonoco Products Co.	6,917	314,447
		410,870
Diversified Consumer Services — 0.5%
H&R Block, Inc.	19,573	627,706
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	2,811	405,684
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	4,823	157,471
Verizon Communications, Inc.	5,635	274,030
		431,501
Electric Utilities — 0.5%
Entergy Corp.	7,926	614,186
Electrical Equipment — 0.4%
Emerson Electric Co.	9,884	559,632
Energy Equipment and Services — 0.9%
National Oilwell Varco, Inc.	3,587	179,314
Schlumberger Ltd.	12,241	1,021,389
		1,200,703
Food and Staples Retailing — 1.1%
CVS Health Corp.	2,052	211,787
Kroger Co. (The)	759	58,185
Wal-Mart Stores, Inc.	13,600	1,118,600
		1,388,572
Food Products — 2.2%
Archer-Daniels-Midland Co.	16,243	769,918
Bunge Ltd.	6,321	520,598
ConAgra Foods, Inc.	7,666	280,039
Ingredion, Inc.	6,353	494,390
Pilgrim's Pride Corp.	19,473	439,895
Sanderson Farms, Inc.	4,509	359,142
		2,863,982
Health Care Equipment and Supplies — 0.8%
Boston Scientific Corp.(1)	3,739	66,367
C.R. Bard, Inc.	1,897	317,463
St. Jude Medical, Inc.	10,167	664,922
		1,048,752

Health Care Providers and Services — 0.7%
Aetna, Inc.	8,172	870,563
Cardinal Health, Inc.	858	77,452
		948,015
Health Care Technology — 0.5%
Cerner Corp.(1)	8,871	649,889
Hotels, Restaurants and Leisure — 1.5%
Brinker International, Inc.	2,801	172,429
Chipotle Mexican Grill, Inc.(1)	602	391,625
Las Vegas Sands Corp.	7,786	428,541
Starbucks Corp.	3,178	300,957
Wyndham Worldwide Corp.	7,293	659,798
		1,953,350
Household Products — 1.7%
Energizer Holdings, Inc.	5,432	749,888
Kimberly-Clark Corp.	285	30,526
Procter & Gamble Co. (The)	13,984	1,145,849
Spectrum Brands Holdings, Inc.	2,750	246,290
		2,172,553
Industrial Conglomerates — 1.2%
3M Co.	6,354	1,048,092
General Electric Co.	19,656	487,666
		1,535,758
Insurance — 1.7%
American International Group, Inc.	10,627	582,253
Amtrust Financial Services, Inc.	10,357	590,194
Aspen Insurance Holdings Ltd.	9,639	455,250
Hanover Insurance Group, Inc. (The)	7,087	514,374
		2,142,071
Internet and Catalog Retail — 0.6%
Priceline Group, Inc. (The)(1)	631	734,579
Internet Software and Services — 1.2%
eBay, Inc.(1)	15,272	880,889
Google, Inc., Class A(1)	1,324	734,423
		1,615,312
IT Services — 1.9%
Accenture plc, Class A	8,319	779,407
Amdocs Ltd.	7,972	433,677
International Business Machines Corp.	7,544	1,210,812
		2,423,896
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	1,213	163,973
Machinery — 2.1%
Caterpillar, Inc.	9,445	755,883
Cummins, Inc.	4,848	672,127
Parker-Hannifin Corp.	5,481	651,033
Stanley Black & Decker, Inc.	6,520	621,747
		2,700,790

Media — 0.9%
Cablevision Systems Corp., Class A	7,501	137,268
Comcast Corp., Class A	10,768	608,069
DIRECTV(1)	1,208	102,801
Omnicom Group, Inc.	2,626	204,776
Walt Disney Co. (The)	517	54,228
		1,107,142
Metals and Mining — 0.3%
Alcoa, Inc.	32,620	421,450
Multiline Retail — 2.0%
Big Lots, Inc.	3,161	151,823
Dillard's, Inc., Class A	4,427	604,330
Kohl's Corp.	8,453	661,447
Macy's, Inc.	11,110	721,150
Target Corp.	5,616	460,905
		2,599,655
Oil, Gas and Consumable Fuels — 2.5%
Chevron Corp.	2,221	233,160
CVR Energy, Inc.	668	28,430
EOG Resources, Inc.	8,538	782,849
Exxon Mobil Corp.	10,751	913,835
Kosmos Energy Ltd.(1)	4,315	34,132
Marathon Petroleum Corp.	2,187	223,927
Tesoro Corp.	816	74,493
Valero Energy Corp.	14,608	929,361
		3,220,187
Pharmaceuticals — 4.8%
AbbVie, Inc.	16,870	987,570
Johnson & Johnson	17,910	1,801,746
Merck & Co., Inc.	22,017	1,265,537
Mylan NV(1)	9,838	583,885
Pfizer, Inc.	45,785	1,592,860
		6,231,598
Real Estate Investment Trusts (REITs) — 1.4%
DuPont Fabros Technology, Inc.	2,274	74,314
Geo Group, Inc. (The)	648	28,344
Hospitality Properties Trust	10,509	346,692
Host Hotels & Resorts, Inc.	30,692	619,365
Lamar Advertising Co., Class A	2,627	155,702
LaSalle Hotel Properties	12,576	488,703
Post Properties, Inc.	300	17,079
Rayonier, Inc.	3,258	87,836
		1,818,035
Real Estate Management and Development — 0.4%
CBRE Group, Inc.(1)	3,087	119,498
Jones Lang LaSalle, Inc.	2,145	365,508
		485,006
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom Corp., Class A	17,254	747,012

Intel Corp.	40,333	1,261,213
Texas Instruments, Inc.	11,250	643,331
		2,651,556
Software — 2.9%
Microsoft Corp.	46,578	1,893,628
Oracle Corp.	28,965	1,249,840
Synopsys, Inc.(1)	11,690	541,481
		3,684,949
Specialty Retail — 1.4%
Bed Bath & Beyond, Inc.(1)	5,112	392,474
Foot Locker, Inc.	11,016	694,008
Gap, Inc. (The)	14,541	630,061
Lowe's Cos., Inc.	1,984	147,590
		1,864,133
Technology Hardware, Storage and Peripherals — 3.4%
Apple, Inc.	19,725	2,454,382
EMC Corp.	12,963	331,334
Hewlett-Packard Co.	25,182	784,671
Seagate Technology plc	4,129	214,832
Western Digital Corp.	6,486	590,291
		4,375,510
Thrifts and Mortgage Finance — 0.3%
EverBank Financial Corp.	15,125	272,704
Nationstar Mortgage Holdings, Inc.(1)	4,494	111,316
		384,020
TOTAL COMMON STOCKS (Cost $61,749,520)		76,716,750
CORPORATE BONDS — 12.5%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	32,985
Lockheed Martin Corp., 3.80%, 3/1/45	10,000	9,986
Raytheon Co., 2.50%, 12/15/22	30,000	29,970
United Technologies Corp., 6.05%, 6/1/36	20,000	26,525
United Technologies Corp., 5.70%, 4/15/40	30,000	38,564
United Technologies Corp., 4.50%, 6/1/42	10,000	11,138
		149,168
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20	10,000	10,650
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)	10,000	10,074
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,382
Ford Motor Co., 4.75%, 1/15/43	10,000	10,979
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	90,000	98,198
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	58,939
General Motors Co., 5.00%, 4/1/35	20,000	21,411
General Motors Financial Co., Inc., 3.25%, 5/15/18	30,000	30,638
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	30,000	30,975
		281,596

Banks — 1.7%
Bank of America Corp., 3.75%, 7/12/16	60,000	61,858
Bank of America Corp., 6.50%, 8/1/16	50,000	53,374
Bank of America Corp., 5.75%, 12/1/17	50,000	55,041
Bank of America Corp., 5.70%, 1/24/22	40,000	46,840
Bank of America Corp., 4.10%, 7/24/23	30,000	32,045
Bank of America Corp., MTN, 4.00%, 4/1/24	20,000	21,306
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	31,073
Bank of America Corp., MTN, 4.00%, 1/22/25	30,000	30,451
Bank of America Corp., MTN, 5.00%, 1/21/44	20,000	23,052
Bank of America N.A., 5.30%, 3/15/17	240,000	256,400
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	30,811
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	20,281
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	21,088
Capital One Financial Corp., 1.00%, 11/6/15	20,000	20,027
Capital One Financial Corp., 3.20%, 2/5/25	30,000	29,813
Citigroup, Inc., 4.45%, 1/10/17	30,000	31,628
Citigroup, Inc., 5.50%, 2/15/17	20,000	21,454
Citigroup, Inc., 1.75%, 5/1/18	90,000	89,895
Citigroup, Inc., 4.50%, 1/14/22	90,000	99,508
Citigroup, Inc., 4.05%, 7/30/22	20,000	21,015
Citigroup, Inc., 3.75%, 6/16/24	120,000	125,859
Citigroup, Inc., 6.00%, 10/31/33	20,000	23,713
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	86,225
Fifth Third Bancorp, 4.30%, 1/16/24	20,000	21,431
HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,871
JM Smucker Co. (The), 2.50%, 3/15/20(2)	20,000	20,311
JPMorgan Chase & Co., 6.00%, 1/15/18	105,000	117,476
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	66,940
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	40,976
JPMorgan Chase & Co., 3.875%, 9/10/24	30,000	30,813
JPMorgan Chase & Co., 3.125%, 1/23/25	70,000	70,176
KeyCorp, MTN, 2.30%, 12/13/18	40,000	40,678
KFW, 2.00%, 6/1/16	60,000	61,097
KFW, 2.00%, 10/4/22	50,000	50,659
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	40,000	45,114
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	30,958
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,277
U.S. Bancorp, 3.44%, 2/1/16	30,000	30,606
U.S. Bancorp, MTN, 3.00%, 3/15/22	20,000	20,773
U.S. Bancorp, MTN, 2.95%, 7/15/22	10,000	10,189
U.S. Bancorp, MTN, 3.60%, 9/11/24	40,000	41,780
Wells Fargo & Co., 3.68%, 6/15/16	30,000	31,070
Wells Fargo & Co., 4.125%, 8/15/23	50,000	53,427
Wells Fargo & Co., MTN, 4.60%, 4/1/21	50,000	56,198
Wells Fargo & Co., MTN, 4.10%, 6/3/26	30,000	31,652
Wells Fargo & Co., MTN, 4.65%, 11/4/44	10,000	10,709
		2,149,938

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	60,530
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	70,000	69,174
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,694
		170,398
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17	40,000	40,749
Amgen, Inc., 4.10%, 6/15/21	20,000	21,687
Amgen, Inc., 5.375%, 5/15/43	40,000	47,913
Celgene Corp., 3.25%, 8/15/22	30,000	30,722
Celgene Corp., 3.625%, 5/15/24	10,000	10,413
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	55,965
		207,449
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	20,000	21,668
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	100,000	111,609
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	31,583
		164,860
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	40,000	40,800
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,305
Dow Chemical Co. (The), 4.25%, 11/15/20	20,000	21,994
Eastman Chemical Co., 2.70%, 1/15/20	30,000	30,467
Eastman Chemical Co., 3.60%, 8/15/22	30,000	31,234
Ecolab, Inc., 4.35%, 12/8/21	30,000	33,106
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	19,864
Mosaic Co. (The), 4.25%, 11/15/23	20,000	21,368
Mosaic Co. (The), 5.625%, 11/15/43	20,000	23,844
		242,982
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	30,000	30,825
Covanta Holding Corp., 5.875%, 3/1/24	30,000	31,200
Pitney Bowes, Inc., 4.625%, 3/15/24	20,000	21,017
Republic Services, Inc., 3.55%, 6/1/22	50,000	52,400
Waste Management, Inc., 4.10%, 3/1/45	10,000	10,263
		145,705
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	60,000	60,848
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	25,796
		86,644
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	31,357
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18	20,000	20,010
American Express Credit Corp., 1.30%, 7/29/16	40,000	40,239
CIT Group, Inc., 4.25%, 8/15/17	80,000	81,400
CIT Group, Inc., 5.00%, 8/15/22	20,000	20,575
Equifax, Inc., 3.30%, 12/15/22	30,000	30,688
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	70,000	72,100

John Deere Capital Corp., MTN, 3.15%, 10/15/21	20,000	21,036
PNC Bank N.A., 6.00%, 12/7/17	80,000	89,156
Synchrony Financial, 3.00%, 8/15/19	10,000	10,223
		385,427
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	30,000	29,400
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	40,000	40,550
Rock-Tenn Co., 3.50%, 3/1/20	20,000	20,785
Rock-Tenn Co., 4.00%, 3/1/23	40,000	42,173
		132,908
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	10,034
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,927
Johns Hopkins University, 4.08%, 7/1/53	10,000	10,646
University of Notre Dame du Lac, 3.44%, 2/15/45	20,000	20,282
		60,889
Diversified Financial Services — 1.0%
Ally Financial, Inc., 2.75%, 1/30/17	50,000	49,940
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	61,583
General Electric Capital Corp., MTN, 5.625%, 9/15/17	150,000	165,896
General Electric Capital Corp., MTN, 4.375%, 9/16/20	120,000	133,375
General Electric Capital Corp., MTN, 4.65%, 10/17/21	20,000	22,666
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	40,000	40,828
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	180,000	186,088
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	35,051
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	50,000	52,902
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	40,000	40,867
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	40,000	52,629
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	10,000	11,152
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	30,000	30,300
Morgan Stanley, 5.00%, 11/24/25	120,000	132,725
Morgan Stanley, MTN, 6.625%, 4/1/18	90,000	102,417
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	91,153
Morgan Stanley, MTN, 3.70%, 10/23/24	10,000	10,447
UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	111,055
		1,331,074
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	50,000	48,778
AT&T, Inc., 6.55%, 2/15/39	42,000	51,734
AT&T, Inc., 4.30%, 12/15/42	40,000	38,295
British Telecommunications plc, 5.95%, 1/15/18	40,000	44,757
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	32,700
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,354
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	34,926
Frontier Communications Corp., 8.25%, 4/15/17	20,000	22,125
Orange SA, 4.125%, 9/14/21	40,000	44,051
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	44,725
Telecom Italia Capital SA, 6.00%, 9/30/34	20,000	20,750
Verizon Communications, Inc., 3.65%, 9/14/18	90,000	95,731

Verizon Communications, Inc., 3.50%, 11/1/21	20,000	20,936
Verizon Communications, Inc., 5.15%, 9/15/23	60,000	68,837
Verizon Communications, Inc., 5.05%, 3/15/34	100,000	108,796
Verizon Communications, Inc., 4.75%, 11/1/41	20,000	20,825
Verizon Communications, Inc., 6.55%, 9/15/43	23,000	29,909
Verizon Communications, Inc., 4.86%, 8/21/46	37,000	38,836
Verizon Communications, Inc., 5.01%, 8/21/54	21,000	21,888
Windstream Corp., 7.875%, 11/1/17	20,000	21,750
		830,703
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	30,000	30,450
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	75,425
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,975
		86,400
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	40,000	40,481
Ensco plc, 5.20%, 3/15/25	10,000	10,073
Schlumberger Investment SA, 3.65%, 12/1/23	40,000	42,677
Transocean, Inc., 6.50%, 11/15/20	10,000	8,390
Weatherford International Ltd., 4.50%, 4/15/22	20,000	18,307
		119,928
Food and Staples Retailing — 0.2%
CVS Health Corp., 2.75%, 12/1/22	35,000	35,224
Delhaize Group SA, 5.70%, 10/1/40	10,000	11,091
Dollar General Corp., 3.25%, 4/15/23	10,000	9,735
Kroger Co. (The), 6.40%, 8/15/17	50,000	55,771
Kroger Co. (The), 3.30%, 1/15/21	50,000	51,999
Sysco Corp., 3.50%, 10/2/24	30,000	31,168
Wal-Mart Stores, Inc., 2.55%, 4/11/23	10,000	10,089
Wal-Mart Stores, Inc., 4.30%, 4/22/44	80,000	89,513
		294,590
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16	50,000	52,086
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	22,324
Mondelez International, Inc., 4.00%, 2/1/24	40,000	43,525
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	33,149
		151,084
Gas Utilities — 0.7%
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	33,439
Enbridge, Inc., 4.50%, 6/10/44	20,000	18,639
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33,750
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	42,043
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,768
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	23,280
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	20,089
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	33,504
Enterprise Products Operating LLC, 4.85%, 3/15/44	70,000	75,767
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	21,636

Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	34,534
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	22,040
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	20,000	20,344
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	57,090
Kinder Morgan, Inc., 7.25%, 6/1/18	20,000	22,703
Kinder Morgan, Inc., 4.30%, 6/1/25	10,000	10,285
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	10,584
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	46,920
Magellan Midstream Partners LP, 5.15%, 10/15/43	10,000	11,042
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	10,000	10,550
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.50%, 8/15/21	11,000	11,577
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	20,000	20,548
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	41,221
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	39,423
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	40,000	38,700
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	29,341
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	18,519
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	9,508
Williams Partners LP, 4.125%, 11/15/20	30,000	31,293
Williams Partners LP, 5.40%, 3/4/44	40,000	40,275
Williams Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	60,000	62,644
		921,056
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	10,000	10,155
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	41,981
Medtronic, Inc., 2.50%, 3/15/20(2)	20,000	20,448
Medtronic, Inc., 2.75%, 4/1/23	20,000	20,064
Medtronic, Inc., 3.50%, 3/15/25(2)	40,000	41,903
Medtronic, Inc., 4.375%, 3/15/35(2)	20,000	21,884
Zimmer Holdings, Inc., 2.70%, 4/1/20	20,000	20,293
		176,728
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,091
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	40,000	41,350
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	92,220
Express Scripts Holding Co., 7.25%, 6/15/19	35,000	41,966
HCA, Inc., 3.75%, 3/15/19	60,000	60,956
NYU Hospitals Center, 4.43%, 7/1/42	20,000	20,367
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	30,825
UnitedHealth Group, Inc., 2.875%, 3/15/23	20,000	20,509
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	31,988
Universal Health Services, Inc., 4.75%, 8/1/22(2)	20,000	21,050
		391,322
Hotels, Restaurants and Leisure†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	31,838
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,203
		42,041
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	40,950

Lennar Corp., 4.75%, 12/15/17	30,000	31,350
Lennar Corp., 4.50%, 6/15/19	30,000	31,050
MDC Holdings, Inc., 5.50%, 1/15/24	20,000	19,600
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	34,050
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(2)	10,000	9,823
		166,823
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17	70,000	77,286
General Electric Co., 2.70%, 10/9/22	70,000	71,318
General Electric Co., 4.125%, 10/9/42	30,000	31,800
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	30,000	30,563
		210,967
Insurance — 0.6%
ACE INA Holdings, Inc., 3.15%, 3/15/25	20,000	20,491
Allstate Corp. (The), VRN, 5.75%, 8/15/23	20,000	21,813
American International Group, Inc., 4.875%, 6/1/22	80,000	91,055
American International Group, Inc., 4.50%, 7/16/44	20,000	21,561
American International Group, Inc., MTN, 5.85%, 1/16/18	50,000	55,893
American International Group, Inc., VRN, 8.18%, 5/15/38	10,000	14,231
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	33,663
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	20,000	20,834
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	56,560
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	40,000	45,649
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	10,000	12,767
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	20,000	22,126
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	30,000	32,666
Lincoln National Corp., 6.25%, 2/15/20	40,000	47,178
Markel Corp., 4.90%, 7/1/22	40,000	44,212
Markel Corp., 3.625%, 3/30/23	10,000	10,330
MetLife, Inc., 4.125%, 8/13/42	20,000	20,846
MetLife, Inc., 4.875%, 11/13/43	20,000	23,143
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,246
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,503
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	20,000	23,875
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	30,000	31,942
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	20,000	21,152
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	23,325
Voya Financial, Inc., 5.50%, 7/15/22	40,000	46,365
Voya Financial, Inc., 5.70%, 7/15/43	20,000	24,696
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,777
WR Berkley Corp., 4.75%, 8/1/44	10,000	10,793
		820,692
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	40,000	41,000
Netflix, Inc., 5.75%, 3/1/24	10,000	10,237
		51,237
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	21,226
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	20,103

Xerox Corp., 2.95%, 3/15/17	10,000	10,301
		51,630
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	26,130
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	40,000	43,269
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	30,000	35,980
		105,379
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	40,847
Deere & Co., 5.375%, 10/16/29	60,000	74,008
Oshkosh Corp., 5.375%, 3/1/22	50,000	52,125
		166,980
Media — 0.8%
21st Century Fox America, Inc., 3.00%, 9/15/22	30,000	30,412
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	41,630
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	33,766
CBS Corp., 3.50%, 1/15/25	30,000	30,354
CBS Corp., 4.85%, 7/1/42	10,000	10,584
Comcast Corp., 5.90%, 3/15/16	74,000	77,640
Comcast Corp., 6.40%, 5/15/38	70,000	95,144
Comcast Corp., 4.75%, 3/1/44	10,000	11,537
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	40,000	44,579
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	20,000	21,400
Discovery Communications LLC, 5.625%, 8/15/19	25,000	28,384
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,952
DISH DBS Corp., 7.125%, 2/1/16	10,000	10,413
Embarq Corp., 8.00%, 6/1/36	20,000	23,962
Gannett Co., Inc., 5.125%, 7/15/20	57,000	59,636
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,983
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,425
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,980
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	66,937
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	20,280
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	30,000	30,300
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	20,000	20,190
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	22,993
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	11,514
Time Warner Cable, Inc., 4.50%, 9/15/42	10,000	10,382
Time Warner, Inc., 4.70%, 1/15/21	30,000	33,442
Time Warner, Inc., 7.70%, 5/1/32	40,000	56,919
Time Warner, Inc., 5.375%, 10/15/41	20,000	23,514
Time Warner, Inc., 5.35%, 12/15/43	20,000	23,432
Viacom, Inc., 4.50%, 3/1/21	30,000	32,552
Viacom, Inc., 3.125%, 6/15/22	30,000	30,039
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	30,022
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	20,000	22,184
		1,049,481
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	40,000	41,134

Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	10,410
Freeport-McMoRan, Inc., 4.55%, 11/14/24	20,000	19,254
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	20,000	21,640
Newmont Mining Corp., 6.25%, 10/1/39	10,000	10,211
Southern Copper Corp., 5.25%, 11/8/42	20,000	17,952
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	32,100
Vale Overseas Ltd., 5.625%, 9/15/19	55,000	58,706
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	20,040
Vale SA, 5.625%, 9/11/42	10,000	8,719
		240,166
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	31,306
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,909
CMS Energy Corp., 8.75%, 6/15/19	40,000	50,623
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	20,696
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	36,191
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,243
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,606
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	69,746
Dominion Resources, Inc., 3.625%, 12/1/24	30,000	31,370
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	22,569
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	20,000	20,700
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,336
Duke Energy Corp., 3.55%, 9/15/21	20,000	21,407
Duke Energy Florida, Inc., 6.35%, 9/15/37	20,000	28,368
Duke Energy Florida, Inc., 3.85%, 11/15/42	20,000	20,825
Duke Energy Progress, Inc., 4.15%, 12/1/44	20,000	21,907
Edison International, 3.75%, 9/15/17	40,000	42,354
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	21,136
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	11,486
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,493
FirstEnergy Corp., 4.25%, 3/15/23	40,000	41,938
Georgia Power Co., 4.30%, 3/15/42	10,000	10,869
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	42,600
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	42,123
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,925
Nisource Finance Corp., 5.65%, 2/1/45	20,000	25,614
PacifiCorp, 6.00%, 1/15/39	20,000	27,066
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	21,349
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,648
Sempra Energy, 6.50%, 6/1/16	30,000	31,922
Sempra Energy, 2.40%, 3/15/20	10,000	10,123
Sempra Energy, 2.875%, 10/1/22	40,000	40,056
Southern Power Co., 5.15%, 9/15/41	10,000	11,770
Virginia Electric and Power Co., 3.45%, 2/15/24	30,000	31,873
Virginia Electric and Power Co., 4.45%, 2/15/44	10,000	11,299
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	11,635
		924,081

Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	80,000	83,282
Target Corp., 4.00%, 7/1/42	40,000	42,562
		125,844
Oil, Gas and Consumable Fuels — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	20,000	20,850
Anadarko Petroleum Corp., 5.95%, 9/15/16	10,000	10,670
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	24,891
Apache Corp., 4.75%, 4/15/43	20,000	20,987
BP Capital Markets plc, 4.50%, 10/1/20	30,000	33,318
California Resources Corp., 5.50%, 9/15/21(2)	50,000	44,813
Chesapeake Energy Corp., 4.875%, 4/15/22	30,000	28,275
Chevron Corp., 2.43%, 6/24/20	10,000	10,261
Cimarex Energy Co., 4.375%, 6/1/24	30,000	29,925
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,952
Concho Resources, Inc., 7.00%, 1/15/21	50,000	52,625
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,698
Continental Resources, Inc., 5.00%, 9/15/22	40,000	39,500
Continental Resources, Inc., 3.80%, 6/1/24	30,000	27,705
Ecopetrol SA, 4.125%, 1/16/25	10,000	9,599
EOG Resources, Inc., 5.625%, 6/1/19	30,000	34,521
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,616
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	40,459
Hess Corp., 6.00%, 1/15/40	20,000	22,325
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	30,660
Newfield Exploration Co., 6.875%, 2/1/20	50,000	51,772
Newfield Exploration Co., 5.75%, 1/30/22	20,000	20,950
Noble Energy, Inc., 4.15%, 12/15/21	50,000	53,035
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	11,500
Petro-Canada, 6.80%, 5/15/38	40,000	52,973
Petrobras Global Finance BV, 5.75%, 1/20/20	50,000	46,608
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	27,360
Petrobras Global Finance BV, 5.625%, 5/20/43	10,000	8,149
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	45,820
Petroleos Mexicanos, 4.875%, 1/24/22	10,000	10,638
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,790
Phillips 66, 4.30%, 4/1/22	50,000	54,599
Phillips 66, 4.65%, 11/15/34	30,000	31,892
Range Resources Corp., 6.75%, 8/1/20	30,000	31,275
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,960
Shell International Finance BV, 3.625%, 8/21/42	15,000	14,864
Shell International Finance BV, 4.55%, 8/12/43	20,000	22,768
Statoil ASA, 2.45%, 1/17/23	40,000	39,428
Statoil ASA, 3.95%, 5/15/43	10,000	10,279
Statoil ASA, 4.80%, 11/8/43	10,000	11,729
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	30,000	32,400
Talisman Energy, Inc., 7.75%, 6/1/19	20,000	23,100
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,964
Total Capital SA, 2.125%, 8/10/18	20,000	20,449

Whiting Petroleum Corp., 5.00%, 3/15/19	30,000	29,625
		1,249,577
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	40,000	40,597
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	60,000	68,534
International Paper Co., 6.00%, 11/15/41	10,000	11,913
		121,044
Pharmaceuticals — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,239
AbbVie, Inc., 2.90%, 11/6/22	40,000	39,826
AbbVie, Inc., 4.40%, 11/6/42	30,000	31,161
Actavis Funding SCS, 3.85%, 6/15/24	20,000	20,698
Actavis Funding SCS, 4.55%, 3/15/35	20,000	20,916
Actavis, Inc., 1.875%, 10/1/17	40,000	40,109
Actavis, Inc., 3.25%, 10/1/22	30,000	30,021
Actavis, Inc., 4.625%, 10/1/42	10,000	10,229
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	9,390
Forest Laboratories, Inc., 4.875%, 2/15/21(2)	60,000	66,317
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	35,599
Merck & Co., Inc., 2.40%, 9/15/22	70,000	69,956
Merck & Co., Inc., 3.70%, 2/10/45	10,000	10,076
Roche Holdings, Inc., 6.00%, 3/1/19(2)	18,000	20,860
Roche Holdings, Inc., 3.35%, 9/30/24(2)	20,000	20,999
Sanofi, 4.00%, 3/29/21	21,000	23,111
		509,507
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	22,118
DDR Corp., 4.75%, 4/15/18	50,000	53,857
DDR Corp., 3.625%, 2/1/25	20,000	20,000
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,990
Essex Portfolio LP, 3.375%, 1/15/23	10,000	10,127
Essex Portfolio LP, 3.25%, 5/1/23	10,000	10,004
HCP, Inc., 3.75%, 2/1/16	30,000	30,685
Health Care REIT, Inc., 2.25%, 3/15/18	10,000	10,141
Health Care REIT, Inc., 3.75%, 3/15/23	20,000	20,519
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	62,292
Hospitality Properties Trust, 4.50%, 3/15/25	20,000	20,504
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	20,308
Kilroy Realty LP, 3.80%, 1/15/23	40,000	41,043
Realty Income Corp., 4.125%, 10/15/26	10,000	10,603
Senior Housing Properties Trust, 4.75%, 5/1/24	30,000	31,189
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,144
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	30,000	33,162
		437,686
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	41,993
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	11,697
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	53,966
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	10,448

CSX Corp., 4.25%, 6/1/21	20,000	22,116
CSX Corp., 3.40%, 8/1/24	30,000	31,361
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	11,235
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,736
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	10,000	10,235
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	20,000	20,024
Union Pacific Corp., 4.00%, 2/1/21	20,000	22,152
Union Pacific Corp., 4.75%, 9/15/41	30,000	35,099
		312,062
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17	30,000	30,165
KLA-Tencor Corp., 4.65%, 11/1/24	10,000	10,522
		40,687
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	40,000	42,700
Intuit, Inc., 5.75%, 3/15/17	75,000	81,284
Microsoft Corp., 2.70%, 2/12/25	30,000	30,192
Oracle Corp., 2.50%, 10/15/22	45,000	45,079
Oracle Corp., 3.625%, 7/15/23	30,000	32,289
Oracle Corp., 3.40%, 7/8/24	30,000	31,572
		263,116
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	53,617
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	35,000	37,188
United Rentals North America, Inc., 5.75%, 7/15/18	50,000	52,137
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,275
		163,217
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	30,000	29,833
Apple, Inc., 2.85%, 5/6/21	30,000	31,284
Apple, Inc., 3.45%, 5/6/24	40,000	42,487
Hewlett-Packard Co., 4.30%, 6/1/21	25,000	26,883
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	52,641
		183,128
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	40,000	42,650
L Brands, Inc., 6.90%, 7/15/17	20,000	22,175
PVH Corp., 4.50%, 12/15/22	30,000	30,600
		95,425
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	70,000	69,703
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	43,972
		113,675
Wireless Telecommunication Services — 0.1%
Sprint Communications, 6.00%, 12/1/16	30,000	31,376
Sprint Communications, 9.00%, 11/15/18(2)	40,000	46,000
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	41,350
Vodafone Group plc, 5.625%, 2/27/17	50,000	54,016
		172,742
TOTAL CORPORATE BONDS (Cost $15,436,191)		16,170,493

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 11.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.7%
FHLMC, VRN, 1.75%, 4/15/15	32,540	33,460
FHLMC, VRN, 1.84%, 4/15/15	78,150	80,682
FHLMC, VRN, 1.97%, 4/15/15	45,322	47,051
FHLMC, VRN, 1.98%, 4/15/15	57,232	59,289
FHLMC, VRN, 2.09%, 4/15/15	113,015	115,470
FHLMC, VRN, 2.26%, 4/15/15	56,268	60,241
FHLMC, VRN, 2.34%, 4/15/15	102,148	104,072
FHLMC, VRN, 2.38%, 4/15/15	134,968	144,495
FHLMC, VRN, 2.39%, 4/15/15	27,612	29,603
FHLMC, VRN, 2.39%, 4/15/15	21,559	23,060
FHLMC, VRN, 2.56%, 4/15/15	20,642	21,905
FHLMC, VRN, 2.86%, 4/15/15	19,502	20,215
FHLMC, VRN, 3.24%, 4/15/15	20,855	22,270
FHLMC, VRN, 3.28%, 4/15/15	43,996	46,977
FHLMC, VRN, 3.46%, 4/15/15	69,674	74,206
FHLMC, VRN, 3.78%, 4/15/15	27,394	29,008
FHLMC, VRN, 4.07%, 4/15/15	31,907	33,652
FHLMC, VRN, 4.21%, 4/15/15	43,520	46,085
FHLMC, VRN, 5.14%, 4/15/15	20,207	21,523
FHLMC, VRN, 5.35%, 4/15/15	19,643	20,812
FHLMC, VRN, 5.78%, 4/15/15	52,539	55,846
FHLMC, VRN, 5.96%, 4/15/15	46,604	49,879
FHLMC, VRN, 6.12%, 4/15/15	29,334	31,435
FNMA, VRN, 1.89%, 4/25/15	67,666	71,248
FNMA, VRN, 1.92%, 4/25/15	148,659	156,601
FNMA, VRN, 1.94%, 4/25/15	86,290	90,880
FNMA, VRN, 1.94%, 4/25/15	100,540	105,887
FNMA, VRN, 1.94%, 4/25/15	172,319	181,488
FNMA, VRN, 1.94%, 4/25/15	79,921	84,172
FNMA, VRN, 2.20%, 4/25/15	22,038	23,519
FNMA, VRN, 2.31%, 4/25/15	20,984	22,631
FNMA, VRN, 2.32%, 4/25/15	67,011	71,741
FNMA, VRN, 2.33%, 4/25/15	18,037	19,268
FNMA, VRN, 2.71%, 4/25/15	67,755	70,016
FNMA, VRN, 3.36%, 4/25/15	35,329	37,141
FNMA, VRN, 3.68%, 4/25/15	52,196	55,153
FNMA, VRN, 3.93%, 4/25/15	35,733	38,214
FNMA, VRN, 5.07%, 4/25/15	32,822	35,305
		2,234,500
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.9%
FHLMC, 6.50%, 6/1/16	5,125	5,222
FHLMC, 6.50%, 6/1/16	4,143	4,237
FHLMC, 4.50%, 1/1/19	69,174	72,530
FHLMC, 6.50%, 1/1/28	5,117	6,001
FHLMC, 6.50%, 6/1/29	5,638	6,501
FHLMC, 8.00%, 7/1/30	5,269	6,525
FHLMC, 5.50%, 12/1/33	136,803	155,032

FHLMC, 5.50%, 1/1/38	29,217	32,814
FHLMC, 6.00%, 8/1/38	23,221	26,453
FHLMC, 6.50%, 7/1/47	2,168	2,410
FNMA, 3.50%, 4/14/15(4)	900,000	945,598
FNMA, 4.50%, 4/14/15(4)	225,000	245,512
FNMA, 4.50%, 5/1/19	43,214	45,412
FNMA, 4.50%, 5/1/19	30,467	31,998
FNMA, 2.625%, 9/6/24	90,000	93,259
FNMA, 6.50%, 1/1/28	4,736	5,442
FNMA, 6.50%, 1/1/29	11,573	13,442
FNMA, 7.50%, 7/1/29	28,193	32,489
FNMA, 7.50%, 9/1/30	5,279	6,226
FNMA, 6.625%, 11/15/30	330,000	497,600
FNMA, 5.00%, 7/1/31	186,429	208,251
FNMA, 6.50%, 1/1/32	13,840	16,406
FNMA, 5.50%, 6/1/33	40,351	45,986
FNMA, 5.50%, 8/1/33	92,604	104,889
FNMA, 5.00%, 11/1/33	241,039	269,158
FNMA, 5.50%, 1/1/34	77,542	87,828
FNMA, 5.00%, 4/1/35	197,129	219,588
FNMA, 4.50%, 9/1/35	132,129	144,829
FNMA, 5.00%, 2/1/36	202,609	225,475
FNMA, 5.50%, 1/1/37	150,125	169,278
FNMA, 5.50%, 2/1/37	36,988	41,635
FNMA, 6.00%, 7/1/37	228,335	262,199
FNMA, 6.50%, 8/1/37	48,894	55,218
FNMA, 5.00%, 4/1/40	321,900	358,165
FNMA, 5.00%, 6/1/40	248,967	278,739
FNMA, 3.50%, 1/1/41	571,935	602,243
FNMA, 4.00%, 1/1/41	771,709	839,535
FNMA, 4.50%, 1/1/41	299,581	332,057
FNMA, 4.00%, 5/1/41	201,866	216,498
FNMA, 5.00%, 6/1/41	278,103	309,945
FNMA, 4.50%, 7/1/41	244,088	269,959
FNMA, 4.50%, 9/1/41	64,317	70,517
FNMA, 4.50%, 9/1/41	688,002	754,470
FNMA, 4.00%, 12/1/41	301,808	326,593
FNMA, 4.00%, 1/1/42	85,739	91,931
FNMA, 4.00%, 1/1/42	345,651	370,678
FNMA, 4.00%, 3/1/42	247,737	265,631
FNMA, 3.50%, 5/1/42	567,872	598,857
FNMA, 3.50%, 6/1/42	125,337	132,497
FNMA, 4.00%, 4/1/45	300,000	320,807
FNMA, 6.50%, 8/1/47	12,833	14,334
FNMA, 6.50%, 8/1/47	8,430	9,417
FNMA, 6.50%, 9/1/47	13,070	14,609
FNMA, 6.50%, 9/1/47	1,074	1,200
FNMA, 6.50%, 9/1/47	4,906	5,481
FNMA, 6.50%, 9/1/47	7,128	7,966

FNMA, 6.50%, 9/1/47	1,904	2,126
GNMA, 3.50%, 4/22/15(4)	525,000	552,521
GNMA, 4.00%, 4/22/15(4)	546,000	581,959
GNMA, 7.00%, 4/20/26	15,951	18,717
GNMA, 7.50%, 8/15/26	10,389	12,657
GNMA, 7.00%, 2/15/28	4,116	4,183
GNMA, 7.50%, 2/15/28	4,085	4,183
GNMA, 6.50%, 5/15/28	904	1,040
GNMA, 6.50%, 5/15/28	2,200	2,521
GNMA, 7.00%, 12/15/28	5,969	6,221
GNMA, 7.00%, 5/15/31	31,469	38,616
GNMA, 5.50%, 11/15/32	82,831	93,903
GNMA, 4.50%, 1/15/40	100,060	110,789
GNMA, 4.50%, 5/20/41	246,356	269,188
GNMA, 4.50%, 6/15/41	106,086	119,356
GNMA, 4.00%, 12/15/41	423,567	455,005
GNMA, 3.50%, 7/20/42	159,672	168,555
		12,719,112
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,422,382)		14,953,612
U.S. TREASURY SECURITIES — 10.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	200,000	236,922
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	687,663
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	55,918
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	676,051
U.S. Treasury Bonds, 2.875%, 5/15/43	50,000	53,316
U.S. Treasury Bonds, 3.125%, 8/15/44	270,000	302,759
U.S. Treasury Bonds, 3.00%, 11/15/44	110,000	120,562
U.S. Treasury Bonds, 2.50%, 2/15/45	100,000	99,156
U.S. Treasury Notes, 0.375%, 11/15/15	400,000	400,406
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	403,094
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	299,953
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	205,719
U.S. Treasury Notes, 1.00%, 2/15/18	3,750,000	3,764,940
U.S. Treasury Notes, 1.00%, 3/15/18	500,000	501,797
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	89,396
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	707,383
U.S. Treasury Notes, 1.625%, 7/31/19	250,000	253,730
U.S. Treasury Notes, 1.50%, 10/31/19	2,750,000	2,771,268
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	453,375
U.S. Treasury Notes, 1.25%, 1/31/20	200,000	198,938
U.S. Treasury Notes, 1.375%, 2/29/20	900,000	900,352
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	200,047
U.S. Treasury Notes, 2.00%, 10/31/21	150,000	153,047
TOTAL U.S. TREASURY SECURITIES (Cost $13,166,274)		13,535,792
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 2.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	8,793	9,243
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.50%, 4/1/15	68,958	68,993

Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	100,867	74,734
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 4/1/15	22,155	22,279
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	8,617	8,721
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.74%, 4/1/15	70,520	70,350
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	25,403	26,457
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 4/1/15	87,382	86,807
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.93%, 4/1/15	52,648	51,890
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.20%, 4/1/15	21,147	20,724
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,301	3,241
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 4/1/15	102,881	101,957
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 4/1/15	25,507	25,328
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.07%, 4/1/15	26,708	25,609
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.10%, 4/1/15	62,742	61,038
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 4/1/15	54,219	53,993
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 4/1/15	71,271	71,191
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 4/1/15	113,145	113,779
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.16%, 4/1/15	34,135	33,906
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 4/1/15	18,407	18,348
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.70%, 4/1/15	39,064	39,439
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 4/1/15(2)	65,887	66,170
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.67%, 4/1/15	89,413	91,303
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	17,070	17,971
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 4/25/15	36,490	35,959
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 4/1/15	75,394	74,224
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.46%, 4/1/15	15,427	15,426
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/15	26,631	26,784
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 4/1/15(2)	47,892	49,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.42%, 4/1/15	22,935	23,001
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.41%, 4/1/15	147,593	147,711
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 4/25/15	32,041	30,914
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 4/1/15	167,656	166,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 4/1/15	11,485	11,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 4/1/15	41,978	43,079
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 4/1/15	51,026	51,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	35,211	35,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	44,600	45,657
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	68,217	71,950
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.62%, 4/1/15	130,808	134,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.62%, 4/1/15	42,706	43,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.62%, 4/1/15	82,658	84,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.37%, 4/1/15	17,485	17,428
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 4/1/15	32,486	33,214
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 4/1/15	35,918	36,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 4/1/15	26,003	26,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 4/1/15	84,687	85,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	45,710	47,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	33,629	35,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	28,191	29,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	27,720	28,725

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	13,106	13,578
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	5,521	5,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.13%, 4/1/15	29,272	29,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	69,897	73,892
		2,717,013
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	111,424	122,069
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	207,598	207,603
		329,672
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,060,350)		3,046,685
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.3%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/1/15	67,702	68,068
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/15	25,000	25,532
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	250,000	257,134
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 4/15/15(2)	125,000	124,684
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	175,000	182,846
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.125%, 4/15/15(2)	225,000	224,647
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	175,000	190,154
COMM Mortgage Trust, Series 2015-3BP, Class B, VRN, 3.24%, 4/1/15(2)	100,000	102,110
COMM Mortgage Trust, Series 2015-CR22, Class AM, 3.60%, 3/10/48	100,000	104,196
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.98%, 4/15/15(2)	150,000	147,460
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	139,803
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 4/1/15	125,000	136,808
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	100,000	107,070
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	52,678
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/15(2)	275,000	285,867
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 4/1/15	75,000	81,323
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	55,752
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	84,274
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.08%, 4/15/15(2)	150,000	149,793
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	8,054	8,201
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/15	100,000	100,799
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 4/11/15	105,000	106,281
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35%, 7/13/29(2)	125,000	132,114
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/15(2)	125,000	129,640
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,911,528)		2,997,234
ASSET-BACKED SECURITIES(3) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	83,333	83,572
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 4/7/15(2)	150,000	149,934
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	123,413	123,383
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.53%, 4/15/15	125,000	124,894
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	65,888	65,902
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.34%, 4/15/15	152,492	152,267
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.58%, 4/10/15(2)	175,000	174,813
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	46,748	47,174
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	188,813	187,755
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	147,151	147,111

John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	100,000	100,153
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(2)	90,768	90,970
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	125,000	125,664
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	89,167	90,697
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	19,418	20,146
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	100,000	100,114
TOTAL ASSET-BACKED SECURITIES (Cost $1,783,907)		1,784,549
MUNICIPAL SECURITIES — 0.6%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	10,000	12,866
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	44,521
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	20,000	28,196
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	31,310
California GO, (Building Bonds), 7.30%, 10/1/39	30,000	44,821
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	8,045
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	40,830
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	27,463
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	25,682
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	21,371
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	49,897
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	60,328
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	29,429
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	30,000	35,123
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	26,455
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	49,372
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	51,547
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	32,732
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	30,680
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	32,639
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	37,572
TOTAL MUNICIPAL SECURITIES (Cost $568,740)		720,879
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	70,000	77,350
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	30,000	30,169
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,905
Italy†
Italy Government International Bond, 6.875%, 9/27/23	30,000	39,076
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	137,400
Mexico Government International Bond, 5.125%, 1/15/20	70,000	78,645
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	63,300
		279,345
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	13,362
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	36,750
		50,112

Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	35,000	40,295
Poland Government International Bond, 3.00%, 3/17/23	10,000	10,290
		50,585
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	41,582
Korea Development Bank (The), 3.25%, 3/9/16	20,000	20,413
Korea Development Bank (The), 4.00%, 9/9/16	20,000	20,836
		82,831
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	19,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $606,306)		660,373
TEMPORARY CASH INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $780,577)	780,577	780,577
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $114,485,775)		131,366,944
OTHER ASSETS AND LIABILITIES — (1.9)%		(2,446,384)
TOTAL NET ASSETS — 100.0%		$128,920,560

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $3,812,300, which represented 3.0% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	76,716,750	—	—
Corporate Bonds	—	16,170,493	—
U.S. Government Agency Mortgage-Backed Securities	—	14,953,612	—
U.S. Treasury Securities	—	13,535,792	—
Collateralized Mortgage Obligations	—	3,046,685	—
Commercial Mortgage-Backed Securities	—	2,997,234	—
Asset-Backed Securities	—	1,784,549	—
Municipal Securities	—	720,879	—
Sovereign Governments and Agencies	—	660,373	—
Temporary Cash Investments	780,577	—	—
	77,497,327	53,869,617	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$114,916,714
Gross tax appreciation of investments	$17,851,425
Gross tax depreciation of investments	(1,401,195)
Net tax appreciation (depreciation) of investments	$16,450,230

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2015

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.	59,637	3,794,106
Esterline Technologies Corp.(1)	52,322	5,986,683
		9,780,789
Airlines — 1.2%
Spirit Airlines, Inc.(1)	79,475	6,148,186
Auto Components — 1.3%
BorgWarner, Inc.	106,065	6,414,811
Banks — 2.3%
East West Bancorp, Inc.	92,748	3,752,584
Signature Bank(1)	30,651	3,971,757
SVB Financial Group(1)	30,523	3,877,642
		11,601,983
Beverages — 4.1%
Boston Beer Co., Inc. (The), Class A(1)	9,248	2,472,915
Brown-Forman Corp., Class B	69,481	6,277,608
Constellation Brands, Inc., Class A(1)	100,994	11,736,513
		20,487,036
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.(1)	13,503	2,340,070
Alnylam Pharmaceuticals, Inc.(1)	16,754	1,749,453
AMAG Pharmaceuticals, Inc.(1)	30,806	1,683,856
Regeneron Pharmaceuticals, Inc.(1)	5,696	2,571,630
Vertex Pharmaceuticals, Inc.(1)	33,396	3,939,726
		12,284,735
Building Products — 0.9%
Lennox International, Inc.	41,212	4,602,968
Capital Markets — 1.9%
Affiliated Managers Group, Inc.(1)	44,197	9,492,632
Chemicals — 0.8%
Sherwin-Williams Co. (The)	13,097	3,726,096
Commercial Services and Supplies — 1.7%
KAR Auction Services, Inc.	125,457	4,758,584
Stericycle, Inc.(1)	26,107	3,666,206
		8,424,790
Communications Equipment — 2.8%
Juniper Networks, Inc.	176,673	3,989,276
Motorola Solutions, Inc.	74,950	4,996,917
Palo Alto Networks, Inc.(1)	32,487	4,745,701
		13,731,894
Consumer Finance — 1.0%
Discover Financial Services	84,903	4,784,284
Containers and Packaging — 1.5%
Ball Corp.	70,679	4,992,765
Berry Plastics Group, Inc.(1)	68,990	2,496,748
		7,489,513

Distributors — 0.3%
LKQ Corp.(1)	67,659	1,729,364
Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(1)	65,361	1,827,494
Electrical Equipment — 0.9%
Acuity Brands, Inc.	27,480	4,621,037
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	67,151	4,809,355
Energy Equipment and Services — 0.7%
Patterson-UTI Energy, Inc.	129,890	2,438,685
Weatherford International plc(1)	83,736	1,029,953
		3,468,638
Food and Staples Retailing — 2.7%
Costco Wholesale Corp.	45,827	6,942,561
United Natural Foods, Inc.(1)	32,439	2,499,101
Whole Foods Market, Inc.	76,464	3,982,245
		13,423,907
Food Products — 2.3%
Hain Celestial Group, Inc. (The)(1)	59,631	3,819,366
Hershey Co. (The)	48,934	4,937,930
WhiteWave Foods Co., Class A(1)	64,925	2,878,774
		11,636,070
Health Care Equipment and Supplies — 3.5%
Cooper Cos., Inc. (The)	18,960	3,553,483
Intuitive Surgical, Inc.(1)	7,240	3,656,417
Teleflex, Inc.	82,511	9,969,804
		17,179,704
Health Care Providers and Services — 4.1%
AmerisourceBergen Corp.	75,899	8,627,439
Catamaran Corp.(1)	60,096	3,578,116
HCA Holdings, Inc.(1)	50,416	3,792,796
Team Health Holdings, Inc.(1)	74,358	4,350,686
		20,349,037
Hotels, Restaurants and Leisure — 2.6%
Chipotle Mexican Grill, Inc.(1)	7,887	5,130,809
Jack in the Box, Inc.	22,504	2,158,584
La Quinta Holdings, Inc.(1)	122,679	2,905,039
Papa John's International, Inc.	41,376	2,557,450
		12,751,882
Household Durables — 1.9%
Harman International Industries, Inc.	35,643	4,762,974
Mohawk Industries, Inc.(1)	24,465	4,544,374
		9,307,348
Internet and Catalog Retail — 0.7%
TripAdvisor, Inc.(1)	44,570	3,706,887
Internet Software and Services — 4.0%
CoStar Group, Inc.(1)	41,780	8,265,337
LinkedIn Corp., Class A(1)	22,063	5,512,661
Twitter, Inc.(1)	118,486	5,933,779
		19,711,777
IT Services — 2.2%
Alliance Data Systems Corp.(1)	34,007	10,074,574

Vantiv, Inc., Class A(1)	26,313	992,000
		11,066,574
Leisure Products — 1.0%
Polaris Industries, Inc.	34,915	4,926,506
Machinery — 5.8%
Flowserve Corp.	86,659	4,895,367
Ingersoll-Rand plc	89,017	6,060,277
Middleby Corp.(1)	95,960	9,850,294
Snap-On, Inc.	27,594	4,057,974
WABCO Holdings, Inc.(1)	30,721	3,774,996
		28,638,908
Media — 1.9%
Charter Communications, Inc., Class A(1)	47,925	9,254,797
Multiline Retail — 1.8%
Burlington Stores, Inc.(1)	49,223	2,924,831
Dollar Tree, Inc.(1)	71,262	5,782,555
		8,707,386
Oil, Gas and Consumable Fuels — 3.3%
Antero Resources Corp.(1)	101,873	3,598,154
Cabot Oil & Gas Corp.	80,921	2,389,597
Concho Resources, Inc.(1)	58,303	6,758,484
Gulfport Energy Corp.(1)	52,867	2,427,124
Oasis Petroleum, Inc.(1)	96,785	1,376,283
		16,549,642
Pharmaceuticals — 3.3%
Endo International plc(1)	75,157	6,741,583
Pacira Pharmaceuticals, Inc.(1)	22,298	1,981,177
Zoetis, Inc.	170,220	7,879,484
		16,602,244
Professional Services — 1.2%
Nielsen NV	134,186	5,980,670
Real Estate Management and Development — 1.5%
Jones Lang LaSalle, Inc.	45,077	7,681,121
Road and Rail — 3.3%
Canadian Pacific Railway Ltd., New York Shares	54,803	10,012,508
J.B. Hunt Transport Services, Inc.	20,266	1,730,615
Kansas City Southern	46,877	4,785,204
		16,528,327
Semiconductors and Semiconductor Equipment — 4.2%
Altera Corp.	49,602	2,128,422
Avago Technologies Ltd.	75,825	9,628,258
Freescale Semiconductor Ltd.(1)	63,492	2,587,934
NXP Semiconductors NV(1)	64,082	6,431,270
		20,775,884
Software — 7.5%
Electronic Arts, Inc.(1)	366,576	21,560,167
Intuit, Inc.	99,703	9,667,203
NetSuite, Inc.(1)	30,905	2,866,748
Splunk, Inc.(1)	51,614	3,055,549
		37,149,667
Specialty Retail — 6.1%
Advance Auto Parts, Inc.	27,234	4,076,658

AutoZone, Inc.(1)	9,500	6,480,520
Restoration Hardware Holdings, Inc.(1)	27,807	2,758,176
Sally Beauty Holdings, Inc.(1)	113,543	3,902,473
Signet Jewelers Ltd.	57,414	7,968,489
Tractor Supply Co.	61,002	5,188,830
		30,375,146
Textiles, Apparel and Luxury Goods — 3.9%
Hanesbrands, Inc.	221,176	7,411,608
Kate Spade & Co.(1)	88,421	2,952,377
Lululemon Athletica, Inc.(1)	38,255	2,449,085
Under Armour, Inc., Class A(1)	79,685	6,434,564
		19,247,634
Wireless Telecommunication Services — 2.9%
SBA Communications Corp., Class A(1)	122,404	14,333,508
TOTAL COMMON STOCKS (Cost $351,827,738)		491,310,231
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $634,660), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $621,359)		621,358
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,541,419), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $2,486,001)		2,486,000
State Street Institutional Liquid Reserves Fund, Premier Class	518,162	518,162
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,625,520)		3,625,520
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $355,453,258)		494,935,751
OTHER ASSETS AND LIABILITIES — 0.3%		1,263,559
TOTAL NET ASSETS — 100.0%		$496,199,310

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,227,802	CAD	11,516,850	JPMorgan Chase Bank N.A.	4/30/15	137,962

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	491,310,231	—	—
Temporary Cash Investments	518,162	3,107,358	—
	491,828,393	3,107,358	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	137,962	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$356,673,822
Gross tax appreciation of investments	$146,908,629
Gross tax depreciation of investments	(8,646,700)
Net tax appreciation (depreciation) of investments	$138,261,929

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2015

VP Growth - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 5.0%
Boeing Co. (The)	921	138,223
Lockheed Martin Corp.	682	138,419
Raytheon Co.	375	40,969
		317,611
Airlines — 0.7%
Alaska Air Group, Inc.	646	42,752
Automobiles — 0.5%
Harley-Davidson, Inc.	497	30,188
Beverages — 2.5%
PepsiCo, Inc.	1,615	154,426
Biotechnology — 6.0%
Alexion Pharmaceuticals, Inc.(1)	555	96,181
Biogen Idec, Inc.(1)	252	106,404
Gilead Sciences, Inc.(1)	1,058	103,822
Incyte Corp.(1)	354	32,448
Regeneron Pharmaceuticals, Inc.(1)	83	37,473
		376,328
Capital Markets — 1.0%
Franklin Resources, Inc.	1,166	59,839
Chemicals — 2.7%
Dow Chemical Co. (The)	1,172	56,233
PPG Industries, Inc.	243	54,806
Sherwin-Williams Co. (The)	216	61,452
		172,491
Communications Equipment — 2.4%
Cisco Systems, Inc.	1,510	41,563
QUALCOMM, Inc.(1)	1,573	109,072
		150,635
Electrical Equipment — 0.6%
Generac Holdings, Inc.(1)	784	38,173
Energy Equipment and Services — 0.2%
National Oilwell Varco, Inc.	246	12,298
Food and Staples Retailing — 0.6%
Kroger Co. (The)	531	40,706
Food Products — 1.8%
ConAgra Foods, Inc.	1,062	38,795
Mead Johnson Nutrition Co.	768	77,207
		116,002
Health Care Equipment and Supplies — 2.7%
C.R. Bard, Inc.	355	59,409
DENTSPLY International, Inc.	962	48,956
Intuitive Surgical, Inc.(1)	119	60,099
		168,464
Health Care Providers and Services — 2.3%
Cardinal Health, Inc.	539	48,656

Express Scripts Holding Co.(1)	1,103	95,707
		144,363
Health Care Technology — 0.7%
Cerner Corp.(1)	579	42,417
Hotels, Restaurants and Leisure — 2.6%
Chipotle Mexican Grill, Inc.(1)	61	39,683
Las Vegas Sands Corp.	730	40,179
Marriott International, Inc., Class A	679	54,537
MGM Resorts International(1)	1,369	28,790
		163,189
Household Products — 0.7%
Church & Dwight Co., Inc.	516	44,077
Industrial Conglomerates — 1.8%
3M Co.	694	114,475
Insurance — 0.8%
Aflac, Inc.	313	20,035
American International Group, Inc.	585	32,052
		52,087
Internet and Catalog Retail — 2.1%
Expedia, Inc.	1,387	130,558
Internet Software and Services — 5.8%
Facebook, Inc., Class A(1)	2,042	167,883
Google, Inc., Class A(1)	123	68,228
LinkedIn Corp., Class A(1)	149	37,229
Pandora Media, Inc.(1)	1,884	30,540
VeriSign, Inc.(1)	503	33,686
Yelp, Inc.(1)	531	25,143
		362,709
IT Services — 7.6%
Alliance Data Systems Corp.(1)	252	74,655
Cognizant Technology Solutions Corp., Class A(1)	882	55,028
Fiserv, Inc.(1)	720	57,168
Teradata Corp.(1)	730	32,222
Visa, Inc., Class A	4,018	262,818
		481,891
Life Sciences Tools and Services — 1.6%
Illumina, Inc.(1)	230	42,697
Mettler-Toledo International, Inc.(1)	93	30,565
Waters Corp.(1)	238	29,588
		102,850
Machinery — 4.1%
Caterpillar, Inc.	1,295	103,639
Parker-Hannifin Corp.	493	58,558
WABCO Holdings, Inc.(1)	400	49,152
Wabtec Corp.	471	44,750
		256,099
Media — 5.7%
Comcast Corp., Class A	3,054	172,459
Scripps Networks Interactive, Inc., Class A	363	24,887
Sirius XM Holdings, Inc.(1)	9,519	36,363
Walt Disney Co. (The)	1,207	126,602
		360,311

Metals and Mining — 0.2%
United States Steel Corp.	560	13,664
Multiline Retail — 1.4%
Macy's, Inc.	1,331	86,395
Oil, Gas and Consumable Fuels — 3.7%
Concho Resources, Inc.(1)	477	55,294
Exxon Mobil Corp.	1,667	141,695
Occidental Petroleum Corp.	506	36,938
		233,927
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	828	68,856
Pharmaceuticals — 2.7%
AbbVie, Inc.	890	52,101
Jazz Pharmaceuticals plc(1)	150	25,918
Pfizer, Inc.	444	15,447
Teva Pharmaceutical Industries Ltd. ADR	729	45,417
Zoetis, Inc.	701	32,449
		171,332
Real Estate Investment Trusts (REITs) — 0.9%
Simon Property Group, Inc.	280	54,779
Road and Rail — 1.9%
Union Pacific Corp.	1,118	121,091
Semiconductors and Semiconductor Equipment — 1.6%
Altera Corp.	1,314	56,384
Skyworks Solutions, Inc.	270	26,538
Xilinx, Inc.	433	18,316
		101,238
Software — 5.5%
Electronic Arts, Inc.(1)	804	47,287
Intuit, Inc.	1,204	116,740
NetSuite, Inc.(1)	326	30,240
Oracle Corp.	2,874	124,013
Splunk, Inc.(1)	488	28,890
		347,170
Specialty Retail — 6.3%
Bed Bath & Beyond, Inc.(1)	1,146	87,984
Gap, Inc. (The)	1,241	53,773
O'Reilly Automotive, Inc.(1)	438	94,713
Ross Stores, Inc.	601	63,321
TJX Cos., Inc. (The)	1,384	96,949
		396,740
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.	3,090	384,489
Tobacco — 2.0%
Lorillard, Inc.	614	40,125
Philip Morris International, Inc.	1,172	88,287
		128,412
Wireless Telecommunication Services — 1.6%
SBA Communications Corp., Class A(1)	859	100,589
TOTAL COMMON STOCKS (Cost $5,155,151)		6,143,621

EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 1000 Growth Index Fund (Cost $127,476)	1,292	127,805
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $14,753), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $14,443)		14,443
State Street Institutional Liquid Reserves Fund, Premier Class	69,832	69,832
TOTAL TEMPORARY CASH INVESTMENTS (Cost $84,275)		84,275
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $5,366,902)		6,355,701
OTHER ASSETS AND LIABILITIES — (0.9)%		(54,194)
TOTAL NET ASSETS — 100.0%		$6,301,507

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,143,621	—	—
Exchange-Traded Funds	127,805	—	—
Temporary Cash Investments	69,832	14,443	—
	6,341,258	14,443	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,389,282
Gross tax appreciation of investments	$1,068,307
Gross tax depreciation of investments	(101,888)
Net tax appreciation (depreciation) of investments	$966,419

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
March 31, 2015

VP Income & Growth - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 4.1%
Boeing Co. (The)	33,747	5,064,750
Honeywell International, Inc.	43,432	4,530,392
Lockheed Martin Corp.	22,661	4,599,276
		14,194,418
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	6,207	601,707
Auto Components — 0.9%
Magna International, Inc.	55,788	2,993,584
Automobiles — 0.1%
General Motors Co.	13,278	497,925
Banks — 3.2%
Bank of America Corp.	47,046	724,038
Citigroup, Inc.	25,563	1,317,006
JPMorgan Chase & Co.	116,267	7,043,455
Wells Fargo & Co.	40,580	2,207,552
		11,292,051
Beverages — 1.9%
Coca-Cola Co. (The)	6,942	281,498
Dr Pepper Snapple Group, Inc.	38,996	3,060,406
PepsiCo, Inc.	34,264	3,276,324
		6,618,228
Biotechnology — 3.5%
Amgen, Inc.	32,954	5,267,697
Biogen Idec, Inc.(1)	10,030	4,235,067
Gilead Sciences, Inc.(1)	28,213	2,768,542
		12,271,306
Capital Markets — 3.4%
Ameriprise Financial, Inc.	19,665	2,572,968
Franklin Resources, Inc.	58,162	2,984,874
T. Rowe Price Group, Inc.	38,218	3,094,894
Waddell & Reed Financial, Inc., Class A	63,358	3,138,755
		11,791,491
Chemicals — 2.9%
Cabot Corp.	13,519	608,355
Dow Chemical Co. (The)	81,890	3,929,082
E.I. du Pont de Nemours & Co.	52,603	3,759,536
Potash Corp. of Saskatchewan, Inc.	62,339	2,010,433
		10,307,406
Commercial Services and Supplies — 1.4%
Pitney Bowes, Inc.	120,034	2,799,193
Waste Management, Inc.	39,204	2,126,033
		4,925,226
Communications Equipment — 3.4%
Cisco Systems, Inc.	214,088	5,892,772
Harris Corp.	15,737	1,239,446

QUALCOMM, Inc.	71,023	4,924,735
		12,056,953
Diversified Consumer Services — 0.8%
H&R Block, Inc.	92,590	2,969,361
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	13,356	1,927,538
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	176,891	5,775,491
Verizon Communications, Inc.	134,399	6,535,824
		12,311,315
Electric Utilities — 0.9%
Entergy Corp.	40,925	3,171,278
Electrical Equipment — 1.4%
Emerson Electric Co.	58,035	3,285,942
Rockwell Automation, Inc.	13,388	1,552,874
		4,838,816
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	161,191	3,655,812
Energy Equipment and Services — 2.6%
Ensco plc, Class A	94,652	1,994,318
National Oilwell Varco, Inc.	58,661	2,932,463
Schlumberger Ltd.	51,059	4,260,363
		9,187,144
Food and Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	62,271	5,121,790
Food Products — 2.6%
Archer-Daniels-Midland Co.	74,090	3,511,866
Bunge Ltd.	29,210	2,405,736
ConAgra Foods, Inc.	85,017	3,105,671
		9,023,273
Health Care Equipment and Supplies — 2.3%
Baxter International, Inc.	48,071	3,292,863
St. Jude Medical, Inc.	49,198	3,217,549
Stryker Corp.	17,243	1,590,667
		8,101,079
Health Care Providers and Services — 1.6%
Aetna, Inc.	36,697	3,909,331
Cardinal Health, Inc.	19,250	1,737,698
		5,647,029
Health Care Technology — 0.1%
Cerner Corp.(1)	3,996	292,747
Hotels, Restaurants and Leisure — 1.7%
Las Vegas Sands Corp.	50,362	2,771,925
McDonald's Corp.	32,812	3,197,201
		5,969,126
Household Durables — 1.7%
Garmin Ltd.	58,481	2,779,017
Tupperware Brands Corp.	43,945	3,033,084
		5,812,101
Household Products — 1.4%
Procter & Gamble Co. (The)	61,191	5,013,991

Industrial Conglomerates — 3.7%
3M Co.	31,894	5,260,915
General Electric Co.	308,702	7,658,897
		12,919,812
Insurance — 0.3%
American International Group, Inc.	20,259	1,109,991
Internet Software and Services — 0.9%
Google, Inc., Class A(1)	2,873	1,593,653
Google, Inc., Class C(1)	2,825	1,548,100
		3,141,753
IT Services — 2.9%
Accenture plc, Class A	41,895	3,925,143
International Business Machines Corp.	35,501	5,697,910
Western Union Co. (The)	31,162	648,481
		10,271,534
Leisure Products — 0.1%
Hasbro, Inc.	5,487	346,998
Machinery — 3.7%
Caterpillar, Inc.	44,237	3,540,287
Cummins, Inc.	22,061	3,058,537
Parker-Hannifin Corp.	25,700	3,052,646
Stanley Black & Decker, Inc.	32,694	3,117,700
		12,769,170
Media — 1.4%
Comcast Corp., Class A	6,963	393,201
Omnicom Group, Inc.	40,196	3,134,484
Thomson Reuters Corp.	26,502	1,074,921
Walt Disney Co. (The)	1,832	192,158
		4,794,764
Metals and Mining — 0.4%
Alcoa, Inc.	68,156	880,575
Nucor Corp.	8,758	416,268
		1,296,843
Multi-Utilities — 0.3%
Vectren Corp.	24,380	1,076,133
Multiline Retail — 2.6%
Kohl's Corp.	29,574	2,314,165
Macy's, Inc.	49,836	3,234,855
Target Corp.	43,096	3,536,889
		9,085,909
Oil, Gas and Consumable Fuels — 4.1%
Chevron Corp.	10,055	1,055,574
ConocoPhillips	59,989	3,734,915
Exxon Mobil Corp.	47,759	4,059,515
Marathon Petroleum Corp.	10,671	1,092,604
Murphy Oil Corp.	3,746	174,564
Valero Energy Corp.	67,160	4,272,719
		14,389,891
Paper and Forest Products — 0.9%
Domtar Corp.	66,983	3,095,954
Pharmaceuticals — 7.6%
AbbVie, Inc.	79,996	4,682,966

Johnson & Johnson	81,805	8,229,583
Merck & Co., Inc.	107,115	6,156,970
Pfizer, Inc.	213,012	7,410,687
		26,480,206
Real Estate Investment Trusts (REITs) — 4.4%
AvalonBay Communities, Inc.	9,006	1,569,295
HCP, Inc.	72,456	3,130,824
Hospitality Properties Trust	101,804	3,358,514
Mid-America Apartment Communities, Inc.	16,490	1,274,182
Plum Creek Timber Co., Inc.	56,394	2,450,319
Realty Income Corp.	33,373	1,722,047
Senior Housing Properties Trust	86,973	1,929,931
		15,435,112
Semiconductors and Semiconductor Equipment — 4.1%
Intel Corp.	174,924	5,469,874
Marvell Technology Group Ltd.	123,311	1,812,672
Texas Instruments, Inc.	73,871	4,224,313
Xilinx, Inc.	70,791	2,994,459
		14,501,318
Software — 5.1%
CA, Inc.	96,224	3,137,864
Microsoft Corp.	222,522	9,046,632
Oracle Corp.	84,726	3,655,927
Symantec Corp.	87,772	2,050,793
		17,891,216
Specialty Retail — 1.0%
Best Buy Co., Inc.	24,584	929,030
Gap, Inc. (The)	22,043	955,123
Staples, Inc.	104,524	1,702,173
		3,586,326
Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	89,418	11,126,282
EMC Corp.	20,915	534,587
Hewlett-Packard Co.	110,259	3,435,670
Lexmark International, Inc., Class A	37,678	1,595,287
Seagate Technology plc	54,111	2,815,395
Western Digital Corp.	14,460	1,316,005
		20,823,226
Tobacco — 0.9%
Philip Morris International, Inc.	40,859	3,077,908
TOTAL COMMON STOCKS (Cost $279,095,449)		346,686,759
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $607,462), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $594,731)		594,730
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,427,906), in a joint trading account at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $2,379,001)		2,379,000
State Street Institutional Liquid Reserves Fund, Premier Class	496,418	496,418
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,470,148)		3,470,148
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $282,565,597)		350,156,907
OTHER ASSETS AND LIABILITIES — (0.1)%		(227,831)
TOTAL NET ASSETS — 100.0%		$349,929,076

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	346,686,759	—	—
Temporary Cash Investments	496,418	2,973,730	—
	347,183,177	2,973,730	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$284,896,508
Gross tax appreciation of investments	$73,370,688
Gross tax depreciation of investments	(8,110,289)
Net tax appreciation (depreciation) of investments	$65,260,399

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2015

VP International - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Australia — 2.0%
BHP Billiton Ltd.	31,536	734,455
Commonwealth Bank of Australia	35,997	2,554,308
CSL Ltd.	27,858	1,950,953
		5,239,716
Belgium — 2.9%
Anheuser-Busch InBev NV	33,020	4,039,190
KBC Groep NV(1)	44,790	2,771,429
UCB SA	10,750	774,656
		7,585,275
Canada — 0.5%
Alimentation Couche Tard, Inc., B Shares	34,870	1,389,514
China — 3.3%
Baidu, Inc. ADR(1)	15,500	3,230,200
Tencent Holdings Ltd.	193,500	3,658,047
Vipshop Holdings Ltd. ADR(1)	61,260	1,803,494
		8,691,741
Denmark — 3.4%
Coloplast A/S, B Shares	21,170	1,602,016
GN Store Nord A/S	71,769	1,602,440
Novo Nordisk A/S, B Shares	29,375	1,571,755
Pandora A/S	44,790	4,083,336
		8,859,547
France — 11.1%
Accor SA	84,970	4,437,989
Carrefour SA	51,030	1,701,293
Cie Generale d'Optique Essilor International SA	20,522	2,356,411
LVMH Moet Hennessy Louis Vuitton SE	12,380	2,184,847
Orange SA	127,280	2,047,781
Pernod-Ricard SA	20,760	2,449,766
Peugeot SA(1)	151,680	2,542,238
Schneider Electric SE	42,321	3,291,884
Total SA	60,870	3,028,364
Valeo SA	17,000	2,541,357
Zodiac Aerospace	78,720	2,608,900
		29,190,830
Germany — 5.0%
Bayer AG	30,020	4,510,663
Continental AG	6,282	1,487,957
Daimler AG	9,440	909,203
Fresenius Medical Care AG & Co. KGaA	29,350	2,442,730
Henkel AG & Co. KGaA Preference Shares	11,020	1,297,925
Wirecard AG	57,690	2,441,511
		13,089,989
Hong Kong — 1.0%
AIA Group Ltd.	432,200	2,708,816

India — 1.8%
ICICI Bank Ltd. ADR	242,070	2,507,845
Tata Consultancy Services Ltd.	57,030	2,325,699
		4,833,544
Indonesia — 0.8%
PT Bank Mandiri (Persero) Tbk	2,310,000	2,201,433
Ireland — 1.8%
Bank of Ireland(1)	7,372,567	2,796,438
Ryanair Holdings plc ADR	28,543	1,905,816
		4,702,254
Italy — 3.0%
Intesa Sanpaolo SpA	1,469,060	4,985,187
Luxottica Group SpA	44,129	2,801,656
		7,786,843
Japan — 17.0%
Daikin Industries Ltd.	35,900	2,404,469
Daito Trust Construction Co. Ltd.	21,600	2,416,303
Fuji Heavy Industries Ltd.	110,800	3,683,909
Isuzu Motors Ltd.	116,800	1,553,716
Japan Tobacco, Inc.	46,700	1,475,529
Keyence Corp.	9,800	5,352,850
Kubota Corp.	240,000	3,802,465
Minebea Co. Ltd.	48,000	758,402
Mizuho Financial Group, Inc.	955,100	1,679,971
Murata Manufacturing Co. Ltd.	27,000	3,719,786
Nidec Corp.	20,400	1,356,669
Nitori Holdings Co. Ltd.	26,400	1,790,984
Ono Pharmaceutical Co. Ltd.	15,600	1,765,331
ORIX Corp.	226,800	3,189,987
Rakuten, Inc.	100,130	1,766,482
Seven & I Holdings Co. Ltd.	49,600	2,087,191
Suzuki Motor Corp.	100,000	3,008,289
Unicharm Corp.	105,700	2,774,138
		44,586,471
Mexico — 0.8%
Cemex SAB de CV ADR(1)	223,924	2,120,560
Netherlands — 5.0%
Akzo Nobel NV	38,767	2,934,852
ASML Holding NV	33,395	3,402,748
ING Groep NV CVA(1)	229,230	3,362,202
NXP Semiconductors NV(1)	33,620	3,374,103
		13,073,905
Norway — 0.8%
Statoil ASA	116,150	2,052,207
Portugal — 0.5%
Jeronimo Martins SGPS SA	110,360	1,387,314
Spain — 1.7%
Bankia SA(1)	1,071,350	1,491,528
Inditex SA	90,770	2,910,280
		4,401,808
Sweden — 2.2%
Electrolux AB	93,850	2,688,033

Skandinaviska Enskilda Banken AB, A Shares	264,100	3,089,420
		5,777,453
Switzerland — 11.0%
Adecco SA	53,935	4,493,103
Credit Suisse Group AG	95,050	2,558,910
Givaudan SA	1,590	2,870,908
Nestle SA	71,080	5,366,500
Novartis AG	71,000	7,021,130
Roche Holding AG	23,349	6,438,316
		28,748,867
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	87,759	2,060,581
United Kingdom — 22.3%
ARM Holdings plc	106,600	1,745,316
Ashtead Group plc	227,074	3,646,984
Associated British Foods plc	84,893	3,546,675
BAE Systems plc	135,580	1,051,160
Barclays plc	396,690	1,423,398
BG Group plc	190,121	2,335,567
BT Group plc	360,110	2,333,095
Bunzl plc	71,590	1,942,416
Burberry Group plc	110,878	2,847,555
Carnival plc	61,000	2,981,170
Compass Group plc	83,270	1,446,220
International Consolidated Airlines Group SA(1)	319,911	2,859,835
Johnson Matthey plc	63,397	3,180,708
Liberty Global plc, Class A(1)	20,730	1,066,973
Man Group plc	481,220	1,454,204
Prudential plc	134,850	3,338,914
Reckitt Benckiser Group plc	54,450	4,666,591
Rio Tinto plc	58,047	2,371,338
Royal Bank of Scotland Group plc(1)	155,794	783,691
Shire plc	52,570	4,180,385
Smith & Nephew plc	61,335	1,040,428
St. James's Place plc	195,102	2,699,619
Whitbread plc	49,400	3,839,179
Wolseley plc	31,510	1,863,750
		58,645,171
TOTAL COMMON STOCKS (Cost $211,648,619)		259,133,839
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $386,311), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $378,215)		378,214
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,545,031), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $1,513,000)		1,513,000
State Street Institutional Liquid Reserves Fund, Premier Class	315,604	315,604
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,206,818)		2,206,818
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $213,855,437)		261,340,657
OTHER ASSETS AND LIABILITIES — 0.5%		1,279,802
TOTAL NET ASSETS — 100.0%		$262,620,459

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.1%
Financials	18.3%
Health Care	14.2%
Industrials	12.2%
Consumer Staples	12.1%
Information Technology	11.9%
Materials	5.4%
Energy	2.8%
Telecommunication Services	1.7%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	5,033,694	3,658,047	—
India	2,507,845	2,325,699	—
Ireland	1,905,816	2,796,438	—
Mexico	2,120,560	—	—
Netherlands	3,374,103	9,699,802	—
Taiwan	2,060,581	—	—
United Kingdom	1,066,973	57,578,198	—
Other Countries	—	165,006,083	—
Temporary Cash Investments	315,604	1,891,214	—
	18,385,176	242,955,481	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$214,427,734
Gross tax appreciation of investments	$51,621,235
Gross tax depreciation of investments	(4,708,312)
Net tax appreciation (depreciation) of investments	$46,912,923

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2015

VP Large Company Value - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 6.7%
Honeywell International, Inc.	3,140	327,534
Precision Castparts Corp.	1,070	224,700
Raytheon Co.	2,440	266,570
United Technologies Corp.	3,380	396,136
		1,214,940
Auto Components — 1.9%
BorgWarner, Inc.	1,600	96,768
Delphi Automotive plc	3,010	240,017
		336,785
Automobiles — 0.9%
Ford Motor Co.	10,470	168,986
Banks — 14.3%
Bank of America Corp.	25,490	392,291
JPMorgan Chase & Co.	11,120	673,650
KeyCorp	14,990	212,258
PNC Financial Services Group, Inc. (The)	3,380	315,151
U.S. Bancorp	8,870	387,353
Wells Fargo & Co.	11,180	608,192
		2,588,895
Biotechnology — 1.2%
Amgen, Inc.	1,400	223,790
Building Products — 0.6%
Masco Corp.	3,730	99,591
Capital Markets — 6.1%
Ameriprise Financial, Inc.	2,220	290,465
BlackRock, Inc.	280	102,435
Goldman Sachs Group, Inc. (The)	1,270	238,722
Invesco Ltd.	8,030	318,711
State Street Corp.	1,970	144,854
		1,095,187
Chemicals — 2.1%
Dow Chemical Co. (The)	5,230	250,935
LyondellBasell Industries NV, Class A	1,500	131,700
		382,635
Communications Equipment — 0.7%
Cisco Systems, Inc.	4,700	129,368
Consumer Finance — 2.2%
Capital One Financial Corp.	2,880	227,002
Discover Financial Services	3,150	177,502
		404,504
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	1,180	170,298
Electric Utilities — 2.1%
PPL Corp.	5,400	181,764
Westar Energy, Inc.	1,920	74,419

Xcel Energy, Inc.	3,280	114,177
		370,360
Electrical Equipment — 1.6%
Eaton Corp. plc	4,240	288,066
Energy Equipment and Services — 2.8%
Baker Hughes, Inc.	2,360	150,049
Halliburton Co.	5,180	227,298
National Oilwell Varco, Inc.	2,730	136,473
		513,820
Food and Staples Retailing — 2.7%
CVS Health Corp.	4,700	485,087
Health Care Equipment and Supplies — 4.4%
Abbott Laboratories	6,480	300,218
Medtronic, plc	6,450	503,036
		803,254
Health Care Providers and Services — 3.4%
Aetna, Inc.	1,550	165,122
Anthem, Inc.	1,730	267,129
HCA Holdings, Inc.(1)	2,440	183,561
		615,812
Hotels, Restaurants and Leisure — 0.6%
Marriott International, Inc., Class A	1,320	106,022
Household Durables — 1.5%
Whirlpool Corp.	1,350	272,781
Insurance — 6.2%
Allstate Corp. (The)	3,060	217,780
American International Group, Inc.	3,540	193,957
MetLife, Inc.	4,060	205,233
Principal Financial Group, Inc.	1,960	100,685
Prudential Financial, Inc.	3,090	248,158
Travelers Cos., Inc. (The)	1,350	145,975
		1,111,788
Machinery — 3.1%
Ingersoll-Rand plc	5,960	405,757
Stanley Black & Decker, Inc.	1,660	158,297
		564,054
Media — 3.4%
Comcast Corp., Class A	1,950	110,117
Time Warner Cable, Inc.	1,210	181,355
Time Warner, Inc.	3,760	317,494
		608,966
Multiline Retail — 1.6%
Macy's, Inc.	4,470	290,148
Oil, Gas and Consumable Fuels — 8.3%
Chevron Corp.	3,790	397,874
Exxon Mobil Corp.	1,510	128,350
Imperial Oil Ltd.	6,930	276,587
Oasis Petroleum, Inc.(1)	4,900	69,678
Occidental Petroleum Corp.	3,170	231,410
Total SA ADR	7,830	388,838
		1,492,737

Pharmaceuticals — 6.1%
Catalent, Inc.(1)	1,640	51,086
Johnson & Johnson	6,450	648,870
Merck & Co., Inc.	6,900	396,612
		1,096,568
Real Estate Investment Trusts (REITs) — 0.7%
Brixmor Property Group, Inc.	4,600	122,130
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	15,140	341,558
Microchip Technology, Inc.	5,200	254,280
Micron Technology, Inc.(1)	4,160	112,861
		708,699
Software — 4.3%
Electronic Arts, Inc.(1)	5,150	302,897
Microsoft Corp.	2,130	86,595
Oracle Corp.	8,770	378,426
		767,918
Specialty Retail — 1.1%
Lowe's Cos., Inc.	2,670	198,621
Technology Hardware, Storage and Peripherals — 1.0%
Western Digital Corp.	2,010	182,930
Tobacco — 1.5%
Altria Group, Inc.	1,180	59,024
Philip Morris International, Inc.	2,770	208,664
		267,688
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(1)	1,620	147,679
TOTAL COMMON STOCKS (Cost $13,890,594)		17,830,107
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $38,858), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $38,043)		38,043
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $157,656), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $152,000)		152,000
State Street Institutional Liquid Reserves Fund, Premier Class	31,934	31,934
TOTAL TEMPORARY CASH INVESTMENTS (Cost $221,977)		221,977
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $14,112,571)		18,052,084
OTHER ASSETS AND LIABILITIES — 0.1%		20,794
TOTAL NET ASSETS — 100.0%		$18,072,878

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	193,137	CAD	241,046	JPMorgan Chase Bank N.A.	4/30/15	2,887
USD	6,326	CAD	8,053	JPMorgan Chase Bank N.A.	4/30/15	(30)
USD	298,127	EUR	274,120	UBS AG	4/30/15	3,272
						6,129

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	17,553,520	276,587	—
Temporary Cash Investments	31,934	190,043	—
	17,585,454	466,630	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,159	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(30)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,309,483
Gross tax appreciation of investments	$4,055,817
Gross tax depreciation of investments	(313,216)
Net tax appreciation (depreciation) of investments	$3,742,601

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2015

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.0%
Aerospace and Defense — 1.7%
Exelis, Inc.	401,135	9,775,660
Textron, Inc.	69,392	3,076,147
		12,851,807
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	122,427	4,010,709
Thor Industries, Inc.	59,731	3,775,596
		7,786,305
Banks — 7.7%
Bank of Hawaii Corp.	81,144	4,966,824
BB&T Corp.	91,125	3,552,964
BOK Financial Corp.	68,858	4,215,487
Comerica, Inc.	107,309	4,842,855
Commerce Bancshares, Inc.	212,494	8,992,746
Cullen / Frost Bankers, Inc.	58,747	4,058,243
M&T Bank Corp.	70,452	8,947,404
PNC Financial Services Group, Inc. (The)	94,587	8,819,292
SunTrust Banks, Inc.	128,660	5,286,639
Westamerica Bancorp	131,693	5,690,455
		59,372,909
Capital Markets — 5.6%
Franklin Resources, Inc.	90,954	4,667,759
LPL Financial Holdings, Inc.	173,113	7,592,736
Northern Trust Corp.	325,537	22,673,652
State Street Corp.	64,052	4,709,744
T. Rowe Price Group, Inc.	47,772	3,868,577
		43,512,468
Chemicals — 0.8%
Mosaic Co. (The)	133,142	6,132,521
Commercial Services and Supplies — 5.7%
ADT Corp. (The)	186,582	7,746,885
Clean Harbors, Inc.(1)	109,282	6,205,032
Republic Services, Inc.	546,390	22,161,578
Tyco International plc	189,417	8,156,296
		44,269,791
Communications Equipment — 0.6%
Harris Corp.	57,744	4,547,917
Containers and Packaging — 1.3%
Bemis Co., Inc.	127,653	5,911,610
Sonoco Products Co.	83,001	3,773,226
		9,684,836
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	194,309	6,713,376
Electric Utilities — 4.8%
Edison International	145,422	9,084,512
Great Plains Energy, Inc.	237,736	6,342,797
OGE Energy Corp.	94,822	2,997,323

Westar Energy, Inc.	248,607	9,636,007
Xcel Energy, Inc.	263,145	9,160,078
		37,220,717
Electrical Equipment — 1.5%
Emerson Electric Co.	201,862	11,429,426
Electronic Equipment, Instruments and Components — 1.7%
Keysight Technologies, Inc.(1)	195,218	7,252,349
TE Connectivity Ltd.	83,954	6,012,785
		13,265,134
Energy Equipment and Services — 1.1%
Cameron International Corp.(1)	131,424	5,929,851
Helmerich & Payne, Inc.	42,423	2,887,734
		8,817,585
Food and Staples Retailing — 1.6%
Sysco Corp.	329,665	12,438,260
Food Products — 5.9%
Campbell Soup Co.	106,584	4,961,485
ConAgra Foods, Inc.	297,466	10,866,433
Danone SA	31,668	2,131,166
General Mills, Inc.	141,026	7,982,072
J.M. Smucker Co. (The)	59,605	6,898,087
Kellogg Co.	76,212	5,026,181
Mondelez International, Inc., Class A	215,853	7,790,135
		45,655,559
Gas Utilities — 2.1%
Atmos Energy Corp.	122,542	6,776,573
Laclede Group, Inc. (The)	184,929	9,472,063
		16,248,636
Health Care Equipment and Supplies — 3.0%
Becton Dickinson and Co.	26,843	3,854,386
Boston Scientific Corp.(1)	277,484	4,925,341
Stryker Corp.	72,136	6,654,546
Zimmer Holdings, Inc.	66,522	7,817,666
		23,251,939
Health Care Providers and Services — 5.8%
Cardinal Health, Inc.	75,988	6,859,437
Cigna Corp.	51,732	6,696,190
Express Scripts Holding Co.(1)	24,156	2,096,016
Humana, Inc.	33,434	5,951,921
LifePoint Hospitals, Inc.(1)	176,001	12,927,273
Quest Diagnostics, Inc.	134,683	10,350,389
		44,881,226
Hotels, Restaurants and Leisure — 1.0%
Carnival Corp.	160,999	7,702,192
Household Durables — 1.3%
PulteGroup, Inc.	180,032	4,002,111
Toll Brothers, Inc.(1)	146,820	5,775,899
		9,778,010
Industrial Conglomerates — 1.3%
Koninklijke Philips Electronics NV	348,506	9,899,776
Insurance — 7.2%
ACE Ltd.	61,482	6,854,628

Aflac, Inc.	52,207	3,341,770
Allstate Corp. (The)	29,858	2,124,994
Arthur J Gallagher & Co.	47,012	2,197,811
Brown & Brown, Inc.	150,274	4,975,572
Chubb Corp. (The)	41,665	4,212,332
HCC Insurance Holdings, Inc.	137,209	7,775,634
MetLife, Inc.	63,951	3,232,723
Reinsurance Group of America, Inc.	81,810	7,623,874
Torchmark Corp.	58,543	3,215,182
Travelers Cos., Inc. (The)	35,925	3,884,570
Unum Group	184,569	6,225,512
		55,664,602
IT Services — 0.5%
Fidelity National Information Services, Inc.	60,968	4,149,482
Leisure Products — 0.8%
Mattel, Inc.	254,504	5,815,416
Life Sciences Tools and Services — 0.5%
Bio-Rad Laboratories, Inc., Class A(1)	25,930	3,505,217
Machinery — 1.9%
Oshkosh Corp.	225,490	11,001,657
Pentair plc	51,779	3,256,381
		14,258,038
Media — 1.2%
Markit Ltd.(1)	167,431	4,503,894
Time Warner Cable, Inc.	31,335	4,696,490
		9,200,384
Metals and Mining — 1.1%
Newmont Mining Corp.	120,730	2,621,049
Nucor Corp.	127,693	6,069,248
		8,690,297
Multi-Utilities — 1.3%
Consolidated Edison, Inc.	38,338	2,338,618
NorthWestern Corp.	55,526	2,986,744
PG&E Corp.	82,619	4,384,590
		9,709,952
Multiline Retail — 0.7%
Target Corp.	64,115	5,261,918
Oil, Gas and Consumable Fuels — 5.4%
Apache Corp.	63,315	3,819,794
Devon Energy Corp.	132,373	7,983,415
Imperial Oil Ltd.	421,978	16,841,805
Noble Energy, Inc.	110,193	5,388,438
Occidental Petroleum Corp.	91,387	6,671,251
Southwestern Energy Co.(1)	40,549	940,331
		41,645,034
Pharmaceuticals — 0.5%
Hospira, Inc.(1)	39,297	3,451,849
Real Estate Investment Trusts (REITs) — 4.8%
Annaly Capital Management, Inc.	143,396	1,491,318
Boston Properties, Inc.	32,801	4,607,884
Corrections Corp. of America	232,591	9,364,114
Empire State Realty Trust, Inc.	186,618	3,510,285

Host Hotels & Resorts, Inc.	188,261	3,799,107
Piedmont Office Realty Trust, Inc., Class A	423,231	7,876,329
Weyerhaeuser Co.	201,190	6,669,449
		37,318,486
Road and Rail — 1.2%
Heartland Express, Inc.	187,766	4,461,320
Werner Enterprises, Inc.	161,755	5,080,725
		9,542,045
Semiconductors and Semiconductor Equipment — 5.8%
Applied Materials, Inc.	305,874	6,900,517
Broadcom Corp., Class A	184,664	7,995,028
Lam Research Corp.	116,098	8,154,143
Maxim Integrated Products, Inc.	114,296	3,978,644
Microchip Technology, Inc.	149,878	7,329,034
Micron Technology, Inc.(1)	79,879	2,167,117
Teradyne, Inc.	443,221	8,354,716
		44,879,199
Specialty Retail — 1.6%
Bed Bath & Beyond, Inc.(1)	62,298	4,782,929
CST Brands, Inc.	59,440	2,605,255
Lowe's Cos., Inc.	70,454	5,241,073
		12,629,257
Technology Hardware, Storage and Peripherals — 2.1%
SanDisk Corp.	98,008	6,235,269
Western Digital Corp.	105,503	9,601,828
		15,837,097
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp.	34,618	4,552,267
Thrifts and Mortgage Finance — 0.6%
Capitol Federal Financial, Inc.	100,880	1,261,000
People's United Financial, Inc.	240,860	3,661,072
		4,922,072
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc.(1)	66,609	2,084,862
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B	113,829	3,810,627
TOTAL COMMON STOCKS (Cost $631,804,507)		732,388,491
EXCHANGE-TRADED FUNDS — 3.1%
iShares Russell Midcap Value Index Fund (Cost $22,036,892)	319,969	24,080,867
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $3,918,114), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $3,836,001)		3,835,992
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $15,658,419), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $15,347,004)		15,347,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,199,377	3,199,377
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,382,369)		22,382,369
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $676,223,768)		778,851,727
OTHER ASSETS AND LIABILITIES — (1.0)%		(7,597,332)
TOTAL NET ASSETS — 100.0%		$771,254,395

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,954,729	CAD	22,408,579	JPMorgan Chase Bank N.A.	4/30/15	268,436
USD	10,424,859	EUR	9,585,372	UBS AG	4/30/15	114,408
USD	2,280,312	JPY	271,487,141	Credit Suisse AG	4/30/15	15,822
USD	149,268	JPY	17,896,617	Credit Suisse AG	4/30/15	(8)
						398,658

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	699,705,117	32,683,374	—
Exchange-Traded Funds	24,080,867	—	—
Temporary Cash Investments	3,199,377	19,182,992	—
	726,985,361	51,866,366	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	398,666	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(8)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$682,774,491
Gross tax appreciation of investments	$106,911,934
Gross tax depreciation of investments	(10,834,698)
Net tax appreciation (depreciation) of investments	$96,077,236

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2015

VP Ultra - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Aerospace and Defense — 2.9%
Boeing Co. (The)	17,870	2,681,930
United Technologies Corp.	24,550	2,877,260
		5,559,190
Auto Components — 0.4%
BorgWarner, Inc.	12,970	784,426
Automobiles — 0.7%
Tesla Motors, Inc.(1)	6,860	1,294,962
Banks — 1.0%
JPMorgan Chase & Co.	32,560	1,972,485
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A(1)	3,240	866,376
Constellation Brands, Inc., Class A(1)	24,180	2,809,958
		3,676,334
Biotechnology — 8.9%
Alexion Pharmaceuticals, Inc.(1)	10,670	1,849,111
Celgene Corp.(1)	49,100	5,660,248
Gilead Sciences, Inc.(1)	63,370	6,218,498
Isis Pharmaceuticals, Inc.(1)	9,490	604,228
Regeneron Pharmaceuticals, Inc.(1)	6,590	2,975,253
		17,307,338
Capital Markets — 1.7%
Franklin Resources, Inc.	31,810	1,632,489
T. Rowe Price Group, Inc.	21,730	1,759,696
		3,392,185
Chemicals — 2.8%
Monsanto Co.	31,090	3,498,868
Valspar Corp. (The)	23,760	1,996,553
		5,495,421
Communications Equipment — 1.9%
QUALCOMM, Inc.	54,040	3,747,134
Consumer Finance — 1.0%
American Express Co.	23,650	1,847,538
Electrical Equipment — 3.0%
Acuity Brands, Inc.	15,640	2,630,023
Eaton Corp. plc	8,410	571,375
Emerson Electric Co.	46,340	2,623,771
		5,825,169
Energy Equipment and Services — 1.7%
Core Laboratories NV	9,880	1,032,361
Schlumberger Ltd.	26,970	2,250,377
		3,282,738
Food and Staples Retailing — 2.8%
Costco Wholesale Corp.	28,190	4,270,644
Whole Foods Market, Inc.	22,580	1,175,966
		5,446,610

Food Products — 1.4%
Mead Johnson Nutrition Co.	19,460	1,956,314
Nestle SA	9,550	721,019
		2,677,333
Health Care Equipment and Supplies — 2.7%
Intuitive Surgical, Inc.(1)	6,070	3,065,532
St. Jude Medical, Inc.	22,760	1,488,504
Varian Medical Systems, Inc.(1)	8,310	781,888
		5,335,924
Health Care Providers and Services — 4.2%
Express Scripts Holding Co.(1)	32,270	2,800,068
UnitedHealth Group, Inc.	44,820	5,301,758
		8,101,826
Health Care Technology — 1.1%
Cerner Corp.(1)	29,770	2,180,950
Hotels, Restaurants and Leisure — 4.1%
Chipotle Mexican Grill, Inc.(1)	3,730	2,426,514
Starbucks Corp.	58,090	5,501,123
		7,927,637
Household Durables — 0.4%
GoPro, Inc., Class A(1)	17,230	747,954
Insurance — 1.2%
MetLife, Inc.	47,130	2,382,421
Internet and Catalog Retail — 2.6%
Amazon.com, Inc.(1)	13,360	4,971,256
Internet Software and Services — 9.2%
Alibaba Group Holding Ltd. ADR(1)	2,640	219,754
Baidu, Inc. ADR(1)	7,120	1,483,808
Facebook, Inc., Class A(1)	51,060	4,197,898
Google, Inc., Class A(1)	7,340	4,071,498
Google, Inc., Class C(1)	7,330	4,016,840
LinkedIn Corp., Class A(1)	8,800	2,198,768
Tencent Holdings Ltd.	85,100	1,608,784
		17,797,350
IT Services — 4.6%
MasterCard, Inc., Class A	54,230	4,684,929
Visa, Inc., Class A	64,490	4,218,291
		8,903,220
Machinery — 3.3%
Cummins, Inc.	16,140	2,237,649
Donaldson Co., Inc.	17,260	650,875
WABCO Holdings, Inc.(1)	14,570	1,790,361
Wabtec Corp.	17,860	1,696,879
		6,375,764
Media — 4.5%
Time Warner, Inc.	51,320	4,333,461
Walt Disney Co. (The)	42,320	4,438,945
		8,772,406
Oil, Gas and Consumable Fuels — 1.7%
Concho Resources, Inc.(1)	6,460	748,843
EOG Resources, Inc.	20,040	1,837,468

Noble Energy, Inc.	13,370	653,793
		3,240,104
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	40,450	3,363,822
Pharmaceuticals — 1.0%
Pfizer, Inc.	57,530	2,001,469
Professional Services — 1.2%
Nielsen NV	50,750	2,261,927
Semiconductors and Semiconductor Equipment — 1.1%
ARM Holdings plc	57,100	934,874
Linear Technology Corp.	27,730	1,297,764
		2,232,638
Software — 4.5%
NetSuite, Inc.(1)	10,850	1,006,446
Oracle Corp.	61,010	2,632,581
Salesforce.com, Inc.(1)	25,080	1,675,595
Splunk, Inc.(1)	10,310	610,352
Tableau Software, Inc., Class A(1)	8,620	797,522
VMware, Inc., Class A(1)	17,190	1,409,752
Workday, Inc.(1)	7,570	638,984
		8,771,232
Specialty Retail — 3.4%
O'Reilly Automotive, Inc.(1)	10,960	2,369,991
Tiffany & Co.	6,230	548,302
TJX Cos., Inc. (The)	51,460	3,604,773
		6,523,066
Technology Hardware, Storage and Peripherals — 10.1%
Apple, Inc.	145,940	18,159,314
EMC Corp.	60,560	1,547,914
		19,707,228
Textiles, Apparel and Luxury Goods — 4.0%
Burberry Group plc	43,780	1,124,353
NIKE, Inc., Class B	44,110	4,425,556
Under Armour, Inc., Class A(1)	26,420	2,133,415
		7,683,324
Tobacco — 1.3%
Philip Morris International, Inc.	33,140	2,496,436
TOTAL COMMON STOCKS (Cost $93,882,502)		194,086,817
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (Cost $862,156)	8,760	866,539
TEMPORARY CASH INVESTMENTS†
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $841), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $824)		824
State Street Institutional Liquid Reserves Fund, Premier Class	3,982	3,982
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,806)		4,806
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $94,749,464)		194,958,162
OTHER ASSETS AND LIABILITIES — (0.4)%		(813,617)
TOTAL NET ASSETS — 100.0%		$194,144,545

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	15,606	USD	16,277	Credit Suisse AG	4/30/15	(200)
CHF	28,811	USD	29,806	Credit Suisse AG	4/30/15	(126)
USD	666,318	CHF	637,806	Credit Suisse AG	4/30/15	9,269
GBP	42,937	USD	63,828	Credit Suisse AG	4/30/15	(147)
USD	1,831,706	GBP	1,232,111	Credit Suisse AG	4/30/15	4,327
						13,123

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	189,697,787	4,389,030	—
Exchange-Traded Funds	866,539	—	—
Temporary Cash Investments	3,982	824	—
	190,568,308	4,389,854	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	13,596	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(473)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$96,525,565
Gross tax appreciation of investments	$98,725,271
Gross tax depreciation of investments	(292,674)
Net tax appreciation (depreciation) of investments	$98,432,597

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2015

VP Value - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.8%
Aerospace and Defense — 1.0%
Boeing Co. (The)	17,941	2,692,585
Exelis, Inc.	122,737	2,991,101
Textron, Inc.	77,765	3,447,322
		9,131,008
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	25,600	2,481,664
Airlines — 0.2%
Japan Airlines Co. Ltd.	59,200	1,845,208
Automobiles — 1.2%
General Motors Co.	188,554	7,070,775
Honda Motor Co., Ltd.	129,200	4,198,979
		11,269,754
Banks — 12.1%
Bank of America Corp.	653,780	10,061,674
Bank of Hawaii Corp.	31,210	1,910,364
BB&T Corp.	92,940	3,623,731
BOK Financial Corp.	76,650	4,692,513
Comerica, Inc.	54,340	2,452,364
Commerce Bancshares, Inc.	145,793	6,169,960
Cullen / Frost Bankers, Inc.	71,202	4,918,634
JPMorgan Chase & Co.	399,469	24,199,832
M&T Bank Corp.	38,424	4,879,848
PNC Financial Services Group, Inc. (The)	116,112	10,826,283
U.S. Bancorp	345,032	15,067,547
Wells Fargo & Co.	409,742	22,289,965
		111,092,715
Beverages — 0.3%
PepsiCo, Inc.	25,021	2,392,508
Capital Markets — 3.9%
Franklin Resources, Inc.	64,965	3,334,004
Goldman Sachs Group, Inc. (The)	27,036	5,081,957
LPL Financial Holdings, Inc.	105,110	4,610,125
Northern Trust Corp.	242,634	16,899,458
State Street Corp.	78,440	5,767,693
		35,693,237
Chemicals — 0.2%
Mosaic Co. (The)	41,560	1,914,254
Commercial Services and Supplies — 3.7%
ADT Corp. (The)	203,428	8,446,330
Republic Services, Inc.	422,219	17,125,203
Tyco International plc	196,227	8,449,535
		34,021,068
Communications Equipment — 2.3%
Cisco Systems, Inc.	574,773	15,820,627
Harris Corp.	18,270	1,438,945

QUALCOMM, Inc.	48,390	3,355,363
		20,614,935
Containers and Packaging — 0.6%
Bemis Co., Inc.	61,299	2,838,757
Sonoco Products Co.	50,001	2,273,045
		5,111,802
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class A(1)	50	10,875,000
Berkshire Hathaway, Inc., Class B(1)	34,364	4,959,412
		15,834,412
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	561,170	18,322,200
CenturyLink, Inc.	140,738	4,862,498
		23,184,698
Electric Utilities — 2.1%
Great Plains Energy, Inc.	250,593	6,685,821
Westar Energy, Inc.	157,712	6,112,917
Xcel Energy, Inc.	186,793	6,502,265
		19,301,003
Electrical Equipment — 0.5%
Emerson Electric Co.	85,420	4,836,480
Electronic Equipment, Instruments and Components — 0.5%
Keysight Technologies, Inc.(1)	76,648	2,847,473
TE Connectivity Ltd.	26,440	1,893,633
		4,741,106
Energy Equipment and Services — 0.6%
Cameron International Corp.(1)	44,360	2,001,523
Halliburton Co.	46,540	2,042,175
Helmerich & Payne, Inc.	17,910	1,219,134
		5,262,832
Food and Staples Retailing — 2.6%
Sysco Corp.	261,178	9,854,246
Wal-Mart Stores, Inc.	169,438	13,936,275
		23,790,521
Food Products — 2.5%
ConAgra Foods, Inc.	118,994	4,346,851
General Mills, Inc.	68,100	3,854,460
J.M. Smucker Co. (The)	26,280	3,041,384
Kellogg Co.	48,997	3,231,352
Mondelez International, Inc., Class A	242,516	8,752,403
		23,226,450
Gas Utilities — 0.5%
Laclede Group, Inc. (The)	92,627	4,744,355
Health Care Equipment and Supplies — 3.6%
Becton Dickinson and Co.	32,786	4,707,742
Boston Scientific Corp.(1)	149,466	2,653,021
Medtronic, plc	173,657	13,543,509
Stryker Corp.	80,231	7,401,310
Zimmer Holdings, Inc.	41,148	4,835,713
		33,141,295
Health Care Providers and Services — 2.5%
Cigna Corp.	17,800	2,304,032

Express Scripts Holding Co.(1)	27,350	2,373,159
LifePoint Hospitals, Inc.(1)	91,988	6,756,519
UnitedHealth Group, Inc.	98,938	11,703,376
		23,137,086
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	95,835	4,584,747
International Speedway Corp., Class A	110,294	3,596,687
		8,181,434
Household Products — 2.6%
Procter & Gamble Co. (The)	294,898	24,163,942
Industrial Conglomerates — 4.1%
General Electric Co.	1,195,132	29,651,225
Koninklijke Philips Electronics NV	285,788	8,118,188
		37,769,413
Insurance — 5.0%
ACE Ltd.	40,679	4,535,302
Aflac, Inc.	79,045	5,059,670
Brown & Brown, Inc.	65,569	2,170,990
Chubb Corp. (The)	66,374	6,710,411
HCC Insurance Holdings, Inc.	117,859	6,679,069
MetLife, Inc.	148,709	7,517,240
Reinsurance Group of America, Inc.	62,752	5,847,859
Travelers Cos., Inc. (The)	21,153	2,287,274
Unum Group	134,360	4,531,963
		45,339,778
IT Services — 0.2%
Teradata Corp.(1)	44,470	1,962,906
Leisure Products — 0.3%
Mattel, Inc.	129,810	2,966,159
Machinery — 0.2%
Oshkosh Corp.	43,190	2,107,240
Media — 0.6%
Discovery Communications, Inc., Class A(1)	71,120	2,187,651
Markit Ltd.(1)	137,135	3,688,932
		5,876,583
Metals and Mining — 1.4%
BHP Billiton Ltd.	109,050	2,539,711
Freeport-McMoRan, Inc.	229,182	4,342,999
Newmont Mining Corp.	98,016	2,127,927
Nucor Corp.	72,850	3,462,561
		12,473,198
Multi-Utilities — 0.9%
PG&E Corp.	147,670	7,836,847
Multiline Retail — 1.0%
Target Corp.	106,381	8,730,689
Oil, Gas and Consumable Fuels — 14.2%
Apache Corp.	145,118	8,754,969
Chevron Corp.	239,690	25,162,656
Devon Energy Corp.	180,149	10,864,786
Exxon Mobil Corp.	421,397	35,818,745
Imperial Oil Ltd.	278,549	11,117,328
Occidental Petroleum Corp.	192,458	14,049,434

Peabody Energy Corp.	439,489	2,162,286
Southwestern Energy Co.(1)	147,579	3,422,357
Total SA	225,812	11,234,449
Ultra Petroleum Corp.(1)	218,915	3,421,641
Williams Partners LP	72,098	3,548,664
		129,557,315
Pharmaceuticals — 6.9%
AbbVie, Inc.	60,250	3,527,035
Johnson & Johnson	155,431	15,636,359
Merck & Co., Inc.	272,192	15,645,596
Pfizer, Inc.	825,619	28,723,285
		63,532,275
Real Estate Investment Trusts (REITs) — 3.0%
Annaly Capital Management, Inc.	482,664	5,019,706
Capstead Mortgage Corp.	239,262	2,816,114
Corrections Corp. of America	199,165	8,018,383
Empire State Realty Trust, Inc.	200,661	3,774,433
Piedmont Office Realty Trust, Inc., Class A	344,018	6,402,175
Weyerhaeuser Co.	44,030	1,459,594
		27,490,405
Road and Rail — 0.2%
Werner Enterprises, Inc.	68,155	2,140,749
Semiconductors and Semiconductor Equipment — 4.3%
Applied Materials, Inc.	294,004	6,632,730
Broadcom Corp., Class A	76,280	3,302,542
Intel Corp.	522,847	16,349,426
Marvell Technology Group Ltd.	195,120	2,868,264
Microchip Technology, Inc.	53,550	2,618,595
Micron Technology, Inc.(1)	90,020	2,442,243
MKS Instruments, Inc.	55,400	1,873,074
Teradyne, Inc.	182,331	3,436,939
		39,523,813
Software — 1.3%
Microsoft Corp.	226,461	9,206,772
Oracle Corp.	69,823	3,012,862
		12,219,634
Specialty Retail — 0.7%
Lowe's Cos., Inc.	82,788	6,158,599
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	31,308	3,895,654
EMC Corp.	356,193	9,104,293
Hewlett-Packard Co.	128,657	4,008,952
SanDisk Corp.	60,418	3,843,793
Western Digital Corp.	40,848	3,717,577
		24,570,269
Textiles, Apparel and Luxury Goods — 0.6%
Coach, Inc.	81,170	3,362,873
Ralph Lauren Corp.	14,250	1,873,875
		5,236,748
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	71,130	2,381,202
TOTAL COMMON STOCKS (Cost $710,047,768)		886,987,589

EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Value Index Fund (Cost $5,552,665)	53,360	5,500,349
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 3.125%, 1/31/16 - 10/31/19, valued at $3,945,183), in a joint trading account at 0.08%, dated 3/31/15, due 4/1/15 (Delivery value $3,862,503)		3,862,494
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/40, valued at $15,762,600), at 0.01%, dated 3/31/15, due 4/1/15 (Delivery value $15,453,004)		15,453,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,380,810	3,380,810
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,696,304)		22,696,304
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $738,296,737)		915,184,242
OTHER ASSETS AND LIABILITIES — 0.1%		724,990
TOTAL NET ASSETS — 100.0%		$915,909,232

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,873,906	AUD	2,392,048	Credit Suisse AG	4/30/15	54,943
USD	52,912	AUD	69,756	Credit Suisse AG	4/30/15	(132)
CAD	365,960	USD	288,327	JPMorgan Chase Bank N.A.	4/30/15	512
USD	10,731,581	CAD	13,393,657	JPMorgan Chase Bank N.A.	4/30/15	160,445
USD	14,699,027	EUR	13,515,352	UBS AG	4/30/15	161,315
JPY	20,423,400	USD	170,388	Credit Suisse AG	4/30/15	(35)
USD	4,799,541	JPY	571,419,000	Credit Suisse AG	4/30/15	33,303
						410,351

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	845,552,524	41,435,065	—
Exchange-Traded Funds	5,500,349	—	—
Temporary Cash Investments	3,380,810	19,315,494	—
	854,433,683	60,750,559	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	410,518	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(167)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$756,523,691
Gross tax appreciation of investments	$179,664,274
Gross tax depreciation of investments	(21,003,723)
Net tax appreciation (depreciation) of investments	$158,660,551

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2015